VANGUARD
BALANCED INDEX
FUND

Semiannual Report
June 30, 1997

[PHOTO]

[THE VANGUARD GROUP LOGO]

[PHOTO]

THE VANGUARD GROUP: LINKING TRADITION AND INNOVATION

At Vanguard, we treasure our rich nautical heritage--even as we steer our course toward the twenty-first century. Our Report cover reflects that blending of tradition and innovation, of past, present, and future. The montage includes a bronze medallion with a likeness of our namesake, HMS Vanguard (Lord Nelson's flagship at The Battle of the Nile); a clock built circa 1816 in Scotland, featuring a portrait of Nelson; and several views of our recently completed campus, which is steeped in nautical imagery--from our buildings named after Nelson's warships (Victory, Majestic, and Goliath are three shown), to our artwork and ornamental compass rose.

                                    CONTENTS

                                  A Message To
                                Our Shareholders
                                       1

                                  The Markets
                                 In Perspective
                                       3

                                  Performance
                                    Summary
                                       5

                                   Financial
                                   Statements
                                       6

                                 Directors And
                                    Officers

                               INSIDE BACK COVER

                        All comparative mutual fund data
                   are from Lipper Analytical Services, Inc.
                     or Morningstar unless otherwise noted.

[PHOTO]

FELLOW SHAREHOLDER,

During the first six months of Vanguard Balanced Index Fund's 1997 fiscal year, the U.S. stock market continued its amazing climb while bonds ambled along at a deliberate pace. In this environment, our Fund provided a solid total return of +11.6%, reflecting the terrific performance of stocks and the modest returns from bonds.

     Our Fund's return during the half-year was comfortably ahead of that of the average balanced mutual fund, but trailed by a tiny margin the return of our target composite index, a benchmark comprising two unmanaged market indexes in a 60%/40% ratio of stocks to bonds. Those indexes are the Wilshire 5000 Equity Index, which reflects the entire U.S. stock market, and the Lehman Brothers Aggregate Bond Index, a good measure of the entire U.S. bond market. The adjacent table summarizes our results.


-------------------------------------------------------
                                         TOTAL RETURN
                                       SIX MONTHS ENDED
                                         JUNE 30, 1997
-------------------------------------------------------
Vanguard Balanced Index Fund                +11.6%
-------------------------------------------------------
Average Balanced Fund                       +10.2%
-------------------------------------------------------
Balanced Composite Index*                   +11.7%
-------------------------------------------------------
Wilshire 5000 Index                         +17.6%
Lehman Aggregate Bond Index                 + 3.1
-------------------------------------------------------

*Made up of two unmanaged benchmarks, weighted 60% Wilshire 5000 Index and 40%
 Lehman Aggregate Bond Index.

     Our Fund's return is based on an increase in net asset value from $13.92 per share on December 31, 1996, to $15.25 per share on June 30, 1997, with the latter figure adjusted for dividends totaling $0.20 per share paid from net investment income and a distribution of $0.075 per share paid from net realized capital gains. The Fund's annualized dividend yield as of June 30 was 3.55%.

THE PERIOD IN REVIEW

A nearly perfect climate for common stocks--strong economic growth, rising corporate profits, and decelerating inflation--prevailed during the six months ended June 30. While the market's rising tide lifted all boats, large-capitalization stocks rose the most.

     The advance was not without incident: The Standard & Poor's 500 Composite Stock Price Index endured a decline of nearly -10% during the seven weeks following February 18, when the Index reached a record high. However, that drop was quickly aborted and by early May the market had resumed its ascent into record territory.

     Jitters about interest rates and inflation were the apparent causes of the brief slide. Although the Federal Reserve Board raised its target for short-term interest rates by a quarter-point to 5.50% on March 25, short-term interest rates ended the period where they began it (5.17% for three-month U.S. Treasury bills). Longer-term rates were up only slightly (less than one-quarter percentage point) on balance during the first half of 1997. The stock market's strong rebound in the second quarter stemmed from a combination of factors, including strong corporate earnings reports, a lessening of inflation fears, and an easing in interest rates.

     One indication of the bias toward large-cap stocks during the period is that the +17.6% return on the Wilshire 5000 Index--the benchmark for the stock portion of

Vanguard Balanced Index Fund--was well below the +20.6% return of the S&P 500 Index, which comprises 500 of the market's biggest stocks. The "non-S&P 500" stocks were up but +10.6%, roughly one-half the gain in the widely followed 500 Index.

     The story was much different in bonds, however, as slightly higher interest rates made for lackluster returns from fixed-income investments. The small rise in rates during the period nicked the total returns for many bond funds. The Lehman Aggregate Bond Index achieved a total return of +3.1% for the half-year, consisting of an income return of +3.5%, reduced by a -0.4% capital return.

     Our Fund's performance advantage of +1.4 percentage points over the average balanced mutual fund is largely explained by our lower expenses. Our expense ratio (expenses as a percentage of average net assets) amounts to 0.20%, compared with about 1.30% for our average competitor.

     During the six months, our Core Management Group and Fixed Income Group continued to do a superb job of keeping the Fund in line with its performance benchmark. Our return was just a hair behind the Composite Index, which, of course, does not incur advisory fees, operating expenses, and portfolio transaction costs that all mutual funds incur.

     Over the past twelve months, our Fund enjoyed a +20.8% return, well above what one should expect from any mutual fund, especially a relatively conservative one. Simply put, the U.S. stock market has been providing extraordinary returns. The +29.3% return posted by the Wilshire 5000 Index over the past twelve months is more than double its +14.0% annualized return during the ten years ended June 30, 1997.

     On the other hand, the Lehman Aggregate Bond Index's return of +8.2% over the past twelve months is close to the annual average return of +8.8% it achieved over the past ten years.

IN SUMMARY

The extraordinary bull market for U.S. stocks that began almost 15 years ago has amply demonstrated the rewards of long-term investing. Risk, the inseparable companion of reward, may not be so apparent after such a period. Yet investors disregard risk at their peril. So we hope that the sizable, sudden fluctuations in the stock market during the first half of 1997 reinforced two key messages that we have repeatedly stressed in these Reports to you.

     The first message, of course, concerns the importance of holding a balanced portfolio of stock funds, bond funds, and money market funds in proportions appropriate to your financial situation, tolerance for risk, and investment objectives. By making it easier to ride out episodes of market volatility, a balanced portfolio helps investors to adhere to our second message: Always "stay the course" toward your long-term investment goals.


/s/ JOHN C. BOGLE                                     /s/ JOHN J. BRENNAN

John C. Bogle                                         John J. Brennan
Chairman of the Board                                 President

July 22, 1997

[PHOTO]

THE MARKETS IN PERSPECTIVE
SIX MONTHS ENDED JUNE 30, 1997

U.S. EQUITY MARKETS

As the economy continued to grow while the rate of inflation did not, a robust market provided solid gains to investors in U.S. common stocks during the first half of 1997. The best performers were primarily larger-capitalization issues, although the small-company indexes exhibited some strength in the final two months of the period. Over the half-year, the Standard & Poor's 500 Composite Stock Price Index gained 20.6%, fueled by a 10.8% boost since the end of April. Reflecting the gains among smaller companies, the Russell 2000 Index posted a 10.2% increase for the six-month period, driven by an 11.1% jump in May and a 4.3% rise in June. It was particularly noteworthy that the recent small-cap gains were led by small growth stocks, the worst segment of the U.S. market during the past 12 months. This group has surged 17.6% since the end of March, although at the half-year's end it still lagged the S&P 500 Index by a sizable margin (5.2% versus 20.6%).

     Stocks benefited from the continued strength of corporate earnings, which rose some 15% during the past year, and from a widespread confidence reflected in increased price/earnings ratios. The strength in earnings, the expectation that income will continue to increase at an attractive pace, and the further conviction that inflation is not a problem helped stocks to continue to produce solid gains in the fiscal period. What's more, earnings have shown not only good strength but remarkable consistency in beating the consensus forecasts of Wall Street analysts.

----------------------------------------------------------------
                                           TOTAL RETURNS
                                    PERIODS ENDED JUNE 30, 1997
                                   -----------------------------
                                   6 MONTHS   1 YEAR    5 YEARS*
----------------------------------------------------------------
EQUITY
   S&P 500 Index                    20.6%       34.7%    19.8%
   Russell 2000 Index               10.2        16.3     17.9
   MSCI EAFE Index                  11.4        13.2     13.2
----------------------------------------------------------------
FIXED-INCOME
   Lehman Aggregate Bond Index       3.1%        8.2%     7.1%
   Lehman 10-Year Municipal
     Bond Index                      3.3         8.3      7.4
   Salomon Brothers Three-Month
     U.S. Treasury Bill Index        2.6         5.3      4.5
----------------------------------------------------------------
OTHER
   Consumer Price Index              1.1%        2.3%     2.7%
----------------------------------------------------------------

*Average annual.

     The strongest gains in the S&P 500 Index during the past six months came from the health-care sector (up 31.4%) and the consumer-staples sector (up 23.9%). By contrast, numerous uncertainties for utilities caused the issues in that sector to lag the broad market, although, on an absolute basis, their 8.2% return over six months is quite good.

U.S. FIXED-INCOME MARKETS

The modest rise in interest rates during the past six months reflects the economy's underlying momentum. The 10-year U.S. Treasury's yield increased from 6.42% at the end of December to 6.97% by the middle of April. In the following weeks, economic reports indicated a slowing in economic growth and further reduced fears of an increase in inflation. This news helped interest rates fall to 6.50% by the end of June.

     Fueled by robust consumer spending, the U.S. economy expanded at a remarkable 5.8% rate in the first three months of 1997. Reflecting the vibrant economy, the nation's unemployment rate stood at 5.0% in June. Strong economic growth and tight labor markets have often led to rising inflation because of increased demand for goods and services. With this in mind, the Federal Reserve raised its federal funds interest rate target by 0.25% on March 25 in a "preemptive" strike against mounting inflationary pressures. Observed price increases have been subdued in recent months, however. Wholesale prices have fallen in each of the first six months of 1997, and so far this year consumer prices have risen at a slower pace than last year.

     With interest rates very close to year-end levels, bond investors have fared reasonably well during the past six months, as illustrated by the 3.1% return of the Lehman Brothers Aggregate Bond Index. Investors who favored shorter-maturity and lower-quality issues achieved somewhat better returns. Mortgage-backed securities continued to perform well because refinancing activity has been reduced to historically low levels as interest rates have risen. Municipal issues also tended to perform better than their taxable counterparts.

INTERNATIONAL EQUITY MARKETS

International investors received fairly good returns over the past six months. As measured by the broad Morgan Stanley Capital International Europe, Australasia, Far East Index, foreign markets gained 11.4%.

     The period saw two major developments. First, the Japanese stock market moved sharply higher in the spring, returning 11.1% in May and 7.5% in June to U.S. investors. Better tone in the economy, plus strong earnings reported by export-oriented companies benefiting from the weak yen, gave Japan a long-awaited boost. For the six months, the Japanese market is up 9.2%. The competitive benefits of a weak currency relative to the dollar extended to Germany, where the export-driven capital goods and chemical manufacturers gained; overall, the German market rose 17.0% during the six-month period.

     Arguably the biggest news came from the French elections at the end of May. The new government is considered to be less friendly toward the austerity measures needed to meet the eligibility requirements for the European Monetary Union (EMU) in 1999. The French elections also had a broad impact across the continent. Although most investors appear to agree that the elections won't jeopardize the continent's move toward the EMU, the timing and intensity of the fiscal measures are now less certain. For the six months, Europe gained 24.8% in local currencies, which a strong dollar trimmed to 14.4% for U.S. investors.

PERFORMANCE SUMMARY

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Fund. Note, too, that both share price and return can fluctuate widely so that an investment in the Fund could lose money.

BALANCED INDEX FUND
TOTAL INVESTMENT RETURNS: NOVEMBER 9, 1992-JUNE 30, 1997
------------------------------------------
                                 COMPOSITE
          BALANCED INDEX FUND      INDEX*
FISCAL  CAPITAL  INCOME   TOTAL    TOTAL
YEAR    RETURN   RETURN  RETURN    RETURN
------------------------------------------
1992      2.9%    0.8%     3.7%     3.8%
1993      6.1     3.9     10.0     10.7
1994     -5.2     3.6     -1.6     -1.2
1995     24.0     4.6     28.6     29.0
1996     10.0     3.9     13.9     14.0
1997**   10.1     1.5     11.6     11.7
------------------------------------------

  *60% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index.

 **Six months ended June 30, 1997. See Financial Highlights table on page 34 for dividend and capital gains information since the Fund's inception.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1997
---------------------------------------------------------------------------------------
                                                                    SINCE INCEPTION
                                INCEPTION                     -------------------------
                                  DATE     1 YEAR              CAPITAL  INCOME  TOTAL
---------------------------------------------------------------------------------------
Balanced Index Fund*             11/9/92   20.72%               9.97%   3.99%   13.96%
---------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

[PHOTO]

FINANCIAL STATEMENTS
JUNE 30, 1997 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the Fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.). The Fund's Wilshire 5000 Index common stocks are listed alphabetically; corporate bonds are subtotaled by industry sector and reported separately from U.S. and foreign government bonds. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the Fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

    At the end of the Statement of Net Assets, you will find a table displaying the composition of the Fund's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the Fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the Fund's investments and their cost, and reflects the gains (losses) that would be realized if the Fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
BALANCED INDEX FUND                                    SHARES        (000)
--------------------------------------------------------------------------
COMMON STOCKS (57.5%)(1)
--------------------------------------------------------------------------
    AAR Corp.                                           5,200     $    168
-   ABC Rail Products Corp.                             1,800           31
-   ABR Information Services, Inc.                      1,600           46
-   ACC Corp.                                           1,800           56
-   ADC Telecommunications, Inc.                        8,000          267
-   AER Energy Resources, Inc.                          2,800            7
-   AES Corp.                                           4,707          333
    AFLAC, Inc.                                         8,887          420
    AGCO Corp.                                          3,400          122
    AGL Resources Inc.                                  3,800           78
    AK Steel Corp.                                      1,600           71
-   AMBI, Inc.                                          4,400           10
-   AML Communications, Inc.                            4,050           12
-   AMR Corp.                                           5,800          536
-   APAC Teleservices, Inc.                             2,500           49
    APL Ltd.                                            2,800           87
    ARCO Chemical Co.                                   6,200          295
    AT&T Corp.                                        103,600        3,632
    AVX Corp.                                           4,700          127
-   Aavid Thermal Technologies                            800           16
    Aames Financial Corp.                               1,800           33
    Abbott Laboratories                                50,700        3,384
-   Access Health Marketing, Inc.                       1,100           27
-   Acclaim Entertainment Inc.                          5,800           24
-   AccuStaff, Inc.                                    19,954          473
    The Ackerley Group, Inc.                            4,600           52
-   Acme Metals, Inc.                                   2,300           39
-   ACNielson Corp.                                     3,366           66
-   Action Performance Cos., Inc.                       2,532           61
-   Active Voice Corp.                                  2,500           29
-   Acuson Corp.                                        4,200           97
-   Acxiom Corp.                                        3,200           66
    ADAC Laboratories                                   4,000           94
-   Adaptec, Inc.                                       6,800          236
    Adobe Systems, Inc.                                 4,000          140
-   Adtran, Inc.                                        2,100           52
-   Advance Paradigm, Inc.                              2,000           37
-   Advanced Fibre Communications                       1,800          109
-   Advanced Polymer Systems                            8,200           63
-   Advanced Technology
       Laboratories, Inc.                               2,400          103
-   Advanced Tissue Sciences Inc.                       5,800           75
-   ADVO, Inc.                                          4,300           70
    Aeroquip-Vickers Inc.                               1,700           80
-   Advanced Micro Devices, Inc.                       11,200          403
    Aegon NV ARS                                        2,650          186
    Advanta Corp. Class A                               2,650           97
-   Aerovox, Inc.                                         900            4
    Aetna Inc.                                          9,621          985
    Aetna Inc. 6.25% Pfd. Series C                        674           63
    Affiliated Community Bancorp                        2,125           50
-   Affiliated Computer Services, Inc.                  2,200           62
-   Affymetrix, Inc.                                    2,800           97
-   Agouron Pharmaceuticals, Inc.                         900           73
    H.F. Ahmanson & Co.                                 6,300          271
-   Aid Auto Stores, Inc.                                 200            1
    Air Express International Corp.                     2,700          107
    Air Products & Chemicals, Inc.                      7,100          577
    Airborne Freight Corp.                              2,700          113
-   Airgas, Inc.                                        3,400           67
-   Airsensors Inc.                                       300            2
-   AirTouch Communications, Inc.                      31,900          873
    AirTouch Communications, Inc.
       4.25% Pfd. Series C                                581           28

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
                                                       SHARES        (000)
--------------------------------------------------------------------------
    AirTouch Communications, Inc.
       6.00% Cvt. Pfd.                                    905     $     26
-   Air and Water Technologies Corp.
       Class A                                          1,500            4
-   Alanco Environmental
    Resources Corp.                                    13,900           11
    Albemarle Corp.                                     3,150           66
    Alberto-Culver Co. Class A                          2,800           65
    Alberto-Culver Co. Class B                          3,400           95
    Albertson's, Inc.                                  15,500          566
    Alex Brown, Inc.                                    1,050           74
    Alexander & Baldwin, Inc.                           2,800           73
-   Alexander's, Inc.                                     277           19
    Alfa Corp.                                          5,200           73
-   All American Semiconductor, Inc.                    1,000            1
-   Alleghany Corp.                                       534          116
    Allegheny Power System, Inc.                        7,100          189
    Allegheny Teledyne Inc.                            10,675          288
    Allegiance Corp.                                    3,200           87
-   Allen Telecom, Inc.                                 3,600           75
    Allergan, Inc.                                      3,800          121
-   Alliance Entertainment                             10,400            3
-   Alliance Pharmaceutical Corp.                       4,798           48
-   Alliance Semiconductor Corp.                        2,500           20
-   Alliant Techsystems, Inc.                           1,400           77
    Allied Capital Commercial Corp.                     3,800           92
    Allied Capital Lending Corp.                        4,800           71
-   Allied Digital Technologies Corp.                   1,500            3
-   Allied Holdings, Inc.                               5,400           59
    AlliedSignal Inc.                                  18,000        1,512
    Allmerica Financial Corp.                           3,100          124
    Allmerica Property & Casualty Cos.                  3,600          118
    Allstate Corp.                                     28,226        2,061
    ALLTEL Corp.                                       12,100          404
-   Allwaste, Inc.                                      5,900           56
-   Altera Corp.                                        6,400          323
-   Altris Software, Inc.                               4,300           27
-   Alumax, Inc.                                        3,350          127
    Aluminum Co. of America                            11,100          837
-   Alyn Corp.                                            600            7
-   ALZA Corp.                                          5,200          151
-   Amax Gold, Inc.                                    10,006           61
    AMBAC, Inc.                                         2,300          176
    Amcast Industrial Corp.                             1,904           48
-   Amdahl Corp.                                        6,100           53
    Amerada Hess Corp.                                  5,800          322
-   Amerco Inc.                                         1,100           33
-   America Online, Inc.                                6,000          334
-   America West Holdings Corp.
       Class B                                          6,800           99
    American Annuity Group Inc.                         1,500           27
    American Bancorp (West Virginia)                      400           13
    American Bankers
       Insurance Group                                  1,700          107
-   American Business
       Information, Inc.                                3,784           81
-   American Coin Merchandising, Inc.                   1,700           18
    American Electric Power Co., Inc.                  11,600          487
-   American Exploration Co.                            2,600           38
    American Express Co.                               30,084        2,241
    American Financial Group, Inc.                      3,800          161
-   American Freightways                                5,796           91
    American General Corp.                             15,324          732
    American General Hospitality
       Corp. REIT                                       2,100           52
    American Greetings Corp. Class A                    4,600          170
    American Health Properties, Inc.                    4,000          100
    American Health Properties
       Psychiatric Group                                  300            5
    American Heritage Life
       Investment Corp.                                 2,400           79
    American Home Products Corp.                       41,600        3,182
    American International Group, Inc.                 30,600        4,571
    American List Corp.                                   632           19
-   American Management
       Systems, Inc.                                    2,200           59
-   American Media Class A                              9,700           68
    American National Insurance Co.                     1,400          123
-   American Oncology Resources, Inc.                   2,600           44
-   American Power Conversion Corp.                     5,800          110
-   American Standard Cos., Inc.                        4,800          215
-   American States Financial Corp.                     3,400          156
    American Stores Co.                                 9,300          459
-   American Wagering, Inc.                             2,300           24
    American Water Works Co., Inc.                      5,900          126
    Ameron International Corp.                          1,400           79
-   AmeriSource Health Corp.                            1,100           55
-   Ames Department Stores, Inc.                        7,000           68
    AmeriGas Partners, LP                               2,500           61
    Ameritech Corp.                                    35,900        2,439
    Ametek, Inc.                                          400            9
    Amgen, Inc.                                        16,900          982
    Amoco Corp.                                        33,400        2,904
    AMP, Inc.                                          13,492          563
-   Ampal-American Israel Corp.                        12,000           72
    Ampco-Pittsburgh Corp.                              2,200           32
-   Ampex Corp. Class A                                 5,300           31
    AmSouth Bancorp                                     4,800          181
    AmVestors Financial Corp.                           3,100           58
    Anadarko Petroleum Corp.                            3,800          228
-   Analog Devices, Inc.                                9,266          246
    Analogic Corp.                                      2,600           89
    Anchor Bancorp Wisconsin Inc.                       1,000           49
-   Anchor Gaming                                       2,000           95
-   Andrea Radio Corp.                                  1,300           16
-   Andrew Corp.                                        5,588          157
    Angelica Corp.                                      2,200           38
    Anheuser-Busch Cos., Inc.                          31,700        1,329
-   Anixter International Inc.                          3,500           60
-   AnnTaylor Stores Corp.                              3,400           66
    Aon Corp.                                          10,350          536
    Apache Corp.                                        7,700          250
-   Apogee, Inc.                                        1,600            7
    Apogee Enterprises, Inc.                            3,000           64
-   Apollo Group, Inc. Class A                          2,700           95
-   Apple Computer, Inc.                                7,700          109
    Apple South, Inc.                                   4,500           69
    Applebee's International, Inc.                      1,900           51
-   Apria Healthcare                                    4,200           74
-   Applied Magnetics Corp.                             1,600           36
-   Applied Materials, Inc.                            12,100          856
-   Applied Microsystems Corp.                          1,900           16
    Applied Power, Inc.                                 2,600          134
-   Applix, Inc.                                        1,400            9
    Aquarion Co.                                        1,800           49
-   Aquila Biopharmaceuticals, Inc.                       701            3

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
BALANCED INDEX FUND                                    SHARES        (000)
--------------------------------------------------------------------------
    Arbor Drugs, Inc.                                   5,250     $    105
-   Arbor Software Corp.                                2,100           74
-   Arcadia Financial Ltd.                              4,400           40
    Archer-Daniels-Midland Co.                         33,744          793
    Argonaut Group, Inc.                                2,800           83
-   Argosy Gaming Co.                                   1,100            4
-   Armco, Inc.                                        17,500           68
    Armstrong World Industries Inc.                     2,600          191
    Arnold Industries, Inc.                             3,600           62
-   Arrhythmia Research
       Technology, Inc.                                 7,000           15
-   Arrow Electronics, Inc.                             3,937          209
    Arrow Financial Corp.                               1,650           45
    Arrow International, Inc.                           1,500           44
-   Arterial Vascular Engineering, Inc.                 1,800           58
-   Artra Group Inc.                                   16,500           73
-   Artisoft, Inc.                                      4,200           10
    Arvin Industries, Inc.                              2,800           76
    ASA Holdings Inc.                                   3,400           97
    ASARCO, Inc.                                        2,100           64
-   Ascend Communications, Inc.                         8,500          334
-   Ascent Entertainment Group, Inc.                    1,075           10
    Ashland Inc.                                        4,200          195
    Ashland Coal Inc.                                   1,000           28
-   Aspect Telecommunications Corp.                     2,600           57
-   Aspen Technologies, Inc.                            2,600           98
    Associated Banc-Corp.                               1,320           52
-   Associated Group, Inc.                              1,204           48
    Associates First Capital Corp.                      5,400          300
    Astoria Financial Corp.                             1,300           62
-   Asyst Technologies, Inc.                            1,278           56
-   Atlanta Sosnoff Capital                             3,200           35
    Atlantic Energy, Inc.                               4,600           77
-   Atlantic Gulf Communities Corp.                     1,500           10
    Atlantic Richfield Co.                             20,600        1,452
-   Atlantic Tele-Network, Inc.                         2,200           27
-   Atlas Air, Inc.                                     2,600           90
-   Atmel Corp.                                         6,100          171
    Atmos Energy Corp.                                  2,100           50
-   Atwood Oceanics, Inc.                               1,133           76
-   Auspex Systems, Inc.                                1,600           15
    Autodesk, Inc.                                      3,820          146
-   AutoBond Acceptance Corp.                           2,000            9
    Automatic Data Processing, Inc.                    18,600          874
-   AutoZone Inc.                                       9,600          226
    Avalon Properties, Inc. REIT                        1,900           54
-   Avant! Corp.                                        2,700           87
-   Avatar Holding, Inc.                                2,000           68
-   Avatex Corp.                                        3,900            5
    Avery Dennison Corp.                                6,700          269
-   Aviall Inc.                                         7,775          109
    Avnet, Inc.                                         2,800          161
    Avon Products, Inc.                                 8,500          600
-   BA Merchant Services, Inc.
       Class A                                          4,100           78
    BB&T Corp.                                          6,700          301
-   BDM International, Inc.                             1,800           41
    BHC Communications, Inc. Class A                    1,500          179
-   BISYS Group, Inc.                                   1,600           67
-   BJ Services Co.                                     2,313          124
-   BJ Services Co.
       Warrants Exp. 4/13/00                              787           23
    BMC Industries, Inc.                                2,237           77
-   BRC Holdings Inc.                                   1,000           38
    BRE Properties Inc. Class A REIT                    1,956           49
    BSB Bancorp, Inc.                                   4,154          157
-   BMC Software, Inc.                                  6,200          344
    BW/IP Inc.                                          3,000           61
    Badger Paper Mills, Inc.                            3,200           26
    Baker Hughes, Inc.                                 10,100          391
    J. Baker, Inc.                                        600            5
    Baldor Electric Co.                                 1,500           44
    Ball Corp.                                          1,800           54
    Ballard Medical Products                            3,500           70
    Baltimore Gas & Electric Co.                        8,900          237
    Banc One Corp.                                     38,718        1,875
-   Banctec, Inc.                                       2,300           60
    Bandag, Inc.                                        1,400           69
    Bangor Hydro-Electric Co.                           4,600           26
    The Bank of New York Co., Inc.                     24,900        1,083
    Bank United Corp. Class A                           1,800           69
    BankAtlantic Bancorp, Inc. Class A                  3,477           49
    BankAtlantic Bancorp, Inc. Class B                  5,792           82
    BankAmerica Corp.                                  45,716        2,951
    BankBoston Corp.                                   10,420          751
    Bankers Trust New York Corp.                        5,300          461
    Bank North Group                                    1,100           51
-   Banner Aerospace                                    9,000           80
    Banta Corp.                                         1,800           49
-   Banyan Systems, Inc.                                4,100            9
    C.R. Bard, Inc.                                     3,100          112
-   Barnes & Noble, Inc.                                2,024           87
    Barnett Banks, Inc.                                13,252          696
-   Barr Labs Inc.                                      7,350          323
-   Barra, Inc.                                         1,800           59
-   Barrett Resources Corp.                             1,800           54
-   Base Ten Systems Class A                            8,000           79
    Bassett Furniture Industries, Inc.                  1,800           52
    Battle Mountain Gold Co. Class A                   12,200           69
    Bausch & Lomb, Inc.                                 3,300          155
    Baxter International, Inc.                         19,199        1,003
    Bay Apartment
       Communities, Inc. REIT                           2,100           78
-   Bay Networks, Inc.                                 12,645          336
-   BE Avionics Inc.                                    3,200          101
    Beacon Properties Corp. REIT                        2,900           97
    Bear Stearns Co., Inc.                              7,270          248
    Beckman Instruments Inc.                            1,732           83
    Becton, Dickinson & Co.                             7,700          390
-   Bed Bath & Beyond, Inc.                             4,148          126
-   Bel Fuse, Inc.                                      6,900           92
-   Belco Oil & Gas Corp.                               1,900           41
    Belden Inc.                                         1,000           34
    Bell Atlantic Corp.                                27,800        2,109
-   Bell Sports Corp.                                     700            5
    BellSouth Corp.                                    64,400        2,986
-   Belmont Homes, Inc.                                 4,800           33
    A. H. Belo Corp. Class A                            3,624          151
    Bemis Co., Inc.                                     3,100          134
-   Benchmark Microelectronics, Inc.                    3,200           56
    Beneficial Corp.                                    3,500          249
-   Bentley Pharmaceuticals, Inc.                       2,200            8
    Bergen Brunswig Corp. Class A                       3,050           85
    W.R. Berkley Corp.                                  1,200           70
-   Berkshire Hathaway Class A                             90        4,248
-   Berlitz International, Inc.                         2,101           52

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
                                                       SHARES        (000)
--------------------------------------------------------------------------
-   Bertucci's Holding Corp.                            5,239     $     36
-   Best Buy Co., Inc.                                  5,900           88
-   Bethlehem Steel Corp.                               6,500           68
    BetzDearborn Inc.                                   1,500           99
-   Beverly Enterprises, Inc.                           8,600          140
-   Big Flower Press Holdings, Inc.                     3,100           64
-   Biotechnology General                               4,300           58
-   Biogen, Inc.                                        4,400          149
    Biomet, Inc.                                        9,000          168
    Birmingham Steel Corp.                              2,350           36
-   Bitwise Designs, Inc.                               2,900            9
    Black & Decker Corp.                                6,100          227
    Blair Corp.                                         2,700           39
    E.W. Blanch Holdings, Inc.                          2,400           64
    Block Drug Co. Class A                              1,067           46
    H & R Block, Inc.                                   6,400          206
    Blount International, Inc.                          5,800          247
    Blyth Industries, Inc.                              2,550           86
    Bob Evans Farms, Inc.                               4,500           76
    The Boeing Co.                                     45,682        2,424
    Boise Cascade Corp.                                 2,500           88
-   Boise Cascade Office
       Products Corp.                                   4,400           75
    Borders Group, Inc.                                 4,000           96
    Borg-Warner Automotive, Inc.                        1,400           76
-   Borland International, Inc.                         3,000           21
-   Boston Beer Co., Inc. Class A                       2,300           23
-   Boston Chicken, Inc.                                4,000           56
    Boston Edison Co.                                   2,200           58
-   Boston Scientific Corp.                            14,401          885
    Bowater Inc.                                        3,400          157
    Bowne & Co., Inc.                                   3,100          108
-   Boyd Gaming Corp.                                   5,800           33
-   Boyds Wheels, Inc.                                  1,000            4
    W.H. Brady Class A                                  2,400           69
    Breed Technological Inc.                            3,200           74
    Briggs & Stratton Corp.                             1,500           75
-   Brinker International, Inc.                         3,600           51
-   Bristol Hotel Co.                                   2,700          104
    Bristol-Myers Squibb Co.                           64,200        5,200
-   Brite Voice Systems, Inc.                           2,814           22
-   BroadVision, Inc.                                   1,600           11
-   Broderbund Software, Inc.                           2,512           62
    Brooklyn Union Gas Co.                              2,450           70
-   Brooks Fiber Properties, Inc.                       1,800           61
-   Brothers Gourmet Coffees, Inc.                        500            1
    Brown-Forman Corp. Class B                          4,100          200
    Browning-Ferris Industries, Inc.                   13,500          449
    Brunswick Corp.                                     5,800          181
-   Buffets Inc.                                        3,800           32
-   Burlington Coat Factory
       Warehouse Corp.                                  4,200           82
-   Burlington Industries, Inc.                         5,703           68
    Burlington Northern Santa Fe Corp.                  9,740          875
    Burlington Resources, Inc.                          7,500          331
-   Burr-Brown Corp.                                    3,000          103
    CB Bancshares Inc./Hawaii                           1,300           46
    CBT Corp.                                           1,100           24
    CCB Financial Corp.                                 2,100          153
-   C-Cube Microsystems, Inc.                           2,300           40
-   CDI Corp.                                           2,200           92
-   CDW Computer Centers, Inc.                          1,300           69
-   CFI ProServices, Inc.                               1,831           34
    CIGNA Corp.                                         4,700          834
    CIPSCO, Inc.                                        1,600           58
    CKE Restaurants Inc.                                2,100           66
    CMAC Investment Corp.                               4,574          218
-   CMG Information Services, Inc.                      1,900           25
    CML Group, Inc.                                     2,700            5
    CMS Energy Corp.                                    5,700          201
-   CNA Financial Corp.                                 4,000          422
    CNB Bancshares, Inc.                                2,000           81
    CNF Transportation Inc.                             2,600           84
    CPB, Inc.                                           1,100           40
    CPC International, Inc.                             9,100          840
    CPI Corp.                                           2,900           61
    CSX Corp.                                          13,500          749
-   C-TEC Corp.                                         1,800           62
    CTG Resources Inc.                                  3,400           75
-   CUC International, Inc.                            26,123          674
    CVS Corp.                                          10,336          530
    CWM Mortgage Holdings Inc.                          2,700           65
-   Cabletron Systems, Inc.                             9,310          263
-   Cable Design Technologies                           5,000          147
    Cabot Corp.                                         3,800          108
    Cabot Oil & Gas Corp. Class A                       3,900           69
-   Cadence Design Systems, Inc.                        7,030          235
-   Cadiz Land Co., Inc.                                2,500           13
    Cadmus Communications                               2,700           42
-   Caldor Corp.                                          800            1
-   CalEnergy Co.                                       3,900          148
    Calgon Carbon Corp.                                 7,300          101
    Caliber System Inc.                                 2,000           74
-   California Amplifier, Inc.                          2,000            9
-   California Culinary Academy Inc.                   11,100           89
    Cali Realty Corp. REIT                              1,900           65
-   California Federal Bank Goodwill
       Participation Certificates                         200            3
-   California Federal Bank-Secondary
       Contingent Litigation Recovery
       Participation Interests                            650           11
-   California Microwave, Inc.                          2,700           38
    Callaway Golf Co.                                   4,000          142
    CAM Designs, Inc.                                   9,900           47
-   Cambridge Technology Partners                       2,700           86
    Camco International, Inc.                           4,870          267
-   Cameron Ashley Building Products                    3,392           48
    Campbell Soup Co.                                  29,764        1,488
-   Canandaigua Wine Co., Inc.
       Class A                                          3,392          115
    Capital One Financial Corp.                         3,933          148
-   Capital Pacific Holdings, Inc.                        700            2
    Capital Re Corp.                                    3,600          193
    Capitol Bancorp Ltd.                                5,280           91
    CapMAC Holdings Inc.                                2,200           74
    Capsure Holdings                                    2,610           34
    Capstead Mortgage Corp.                             2,250           55
    Caraustar Industries, Inc.                          4,000          138
    Cardinal Bancshares, Inc.                             496           27
    Cardinal Health, Inc.                               6,966          399
    Carlisle Co., Inc.                                  2,000           70
-   Carmike Cinemas, Inc. Class A                       2,511           82
    Carnival Corp. Class A                             18,700          771
    Carolina Power & Light Co.                          9,300          334
    CarrAmerica Realty Corp. REIT                       3,200           92
    Carter-Wallace, Inc.                                2,100           37

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
TOTAL STOCK MARKET PORTFOLIO                           SHARES        (000)
--------------------------------------------------------------------------
-   Cascade Communications Corp.                        5,400     $    149
    Case Corp.                                          4,300          296
-   Casino Magic Corp.                                  3,900            5
-   Castle & Cooke Inc.                                 1,366           23
-   Catalina Marketing Corp.                            1,140           55
-   Catellus Development Corp.                          3,400           62
    Caterpillar, Inc.                                  13,000        1,396
-   Catherines Stores                                   3,400           13
    Cato Corp. Class A                                  1,200            6
-   CellPro, Inc.                                       3,400           21
-   Cellular Communications
       International Inc.                               1,400           46
-   Cellular Technical Services Co.                     1,600           15
-   Cellularvision USA, Inc.                            4,700           37
-   Centennial Technologies, Inc.                       2,400            5
    Centerior Energy Corp.                              7,500           84
    Centex Corp.                                        1,700           69
-   Centigram Communications                              600            8
-   Centocor, Inc.                                      4,252          132
    Central & South West Corp.                         13,500          287
    Central Fidelity Banks, Inc.                        3,000          106
    Central Louisiana Electric Co.                      2,300           65
    Central Maine Power Co.                             4,200           52
    Central Newspapers Inc.                             1,400          100
    Central Parking Corp.                               1,800           63
    Centura Banks, Inc.                                 3,400          156
-   Centura Software Corp.                                600            1
-   Century Communications Corp.
       Class A                                         11,897           65
    Century Telephone Enterprises, Inc.                 3,150          106
-   Ceridian Corp.                                      5,300          224
-   Chalone Wine Group Ltd.                             1,960           22
-   Champion Enterprises, Inc.                          3,000           45
    Champion International Corp.                        5,900          326
-   Chantal Pharmaceutical Corp.                        4,500            5
    Charter One Financial                               3,615          195
-   Charming Shoppes, Inc.                              9,100           48
-   Chartwell Leisure Corp                              2,657           35
    Chase Manhattan Corp.                              28,772        2,793
-   Checkers Drive-In Restaurant                        5,400            8
-   Checkfree Corp.                                     2,500           44
    Checkpoint Systems, Inc.                            2,000           32
    Chelsea GCA Realty, Inc. REIT                         500           19
    Chemed Corp.                                        2,100           79
    Chemical Finance                                    2,216           78
    Chesapeake Corp. of Virginia                        1,700           57
    Chesapeake Energy Corp.                             4,200           41
    Chevron Corp.                                      42,600        3,150
-   Chic By H.I.S., Inc.                                6,020           40
-   Chicago Miniature Lamp, Inc.                          900           23
-   Children's Discovery Centers
       Of America, Inc.                                   400            3
    Chiquita Brands International, Inc.                 3,300           45
-   Chiron Corp.                                       10,504          219
-   Choice Hotels Corp. Inc.                            3,200           54
-   Chris-Craft Industries, Inc.                        2,760          133
-   Christiana Cos., Inc.                               2,300           92
-   Chromcraft Revington, Inc.                          2,500           72
    Chrysler Corp.                                     46,244        1,517
    The Chubb Corp.                                    11,100          742
    Church & Dwight, Inc.                               2,500           67
    Churchill Downs, Inc.                               1,100           42
-   Ciber, Inc.                                         2,000           68
-   Cidco, Inc.                                         1,600           22
-   CIENA Corp.                                         5,400          254
    Cilcorp, Inc.                                       2,100           86
    Cincinnati Bell, Inc.                               8,600          271
    Cincinnati Financial Corp.                          3,471          275
    Cincinnati Milacron, Inc.                           3,300           86
    CINergy Corp.                                       9,762          340
    Cintas Corp.                                        3,000          206
    Circle International Group, Inc.                    1,000           27
    Circuit City Stores, Inc.                           6,000          213
-   Cirrus Logic                                        2,900           31
-   Cisco Systems, Inc.                                42,900        2,881
-   Circus Circus Enterprises Inc.                      6,100          150
    Citicorp                                           30,300        3,653
    Citizens Corp.                                      1,900           52
-   Citizens Utilities Co. Class A                     11,194          105
-   Citizens Utilities Co. Class B                      2,670           21
-   Citrix Systems, Inc.                                1,600           70
    City Holding Co.                                    2,795           93
    City National Corp.                                 2,600           63
-   Cityscape Financial Corp.                           1,900           38
    Claire's Stores, Inc.                               2,850           50
    Clarcor Inc.                                        2,000           50
-   Clarify, Inc.                                       1,200           14
    Clayton Homes Inc.                                  5,882           84
-   Clear Channel Communications                        4,600          283
-   Cliffs Drilling Co.                                 3,298          120
-   Clintrials Research, Inc.                           3,900           48
    The Clorox Co.                                      3,300          436
    Coachmen Industries, Inc.                           3,104           53
-   Coast Savings Financial, Inc.                       3,300          150
    Coastal Corp.                                       6,800          362
-   Coastal Physician Group, Inc.                       1,800            3
    Coca-Cola Bottling Co.                              1,700           82
    The Coca-Cola Co.                                 159,500       10,766
    Coca-Cola Enterprises, Inc.                        25,800          593
-   Coeur D'Alene Mines Corp.                           3,500           45
-   Cognex Corp.                                        1,600           43
    Cognizant Corp.                                    11,900          482
-   Coherent Communications
       Systems Corp.                                    4,400          109
-   Coherent, Inc.                                      1,300           58
-   Coin Bill Validator Inc.                              100            2
-   Coleman Inc.                                        4,268           74
    Collective Bancorp, Inc.                            2,750          124
    Colgate-Palmolive Co.                              19,200        1,253
-   Collins & Aikman Corp.                              6,400           64
    Colonial BancGroup, Inc.                            2,021           49
    Colonial Gas Co.                                    1,800           38
-   Colorado Casino Resorts, Inc.                       5,600            9
-   Coltec Inc.                                         3,500           68
    Columbia Gas Systems, Inc.                          3,300          215
    Columbia/HCA Healthcare Corp.                      42,659        1,677
    ComAir Holdings, Inc.                               2,600           72
    Comcast Corp. Class A                               6,600          138
    Comcast Corp. Class A Special                      13,359          285
-   Comdial Corp.                                       1,800           15
    Comdisco, Inc.                                      4,500          117
    Comerica, Inc.                                      7,100          483
    Commerce Bancshares, Inc.                           1,890           86
    Commerce Group, Inc.                                2,300           57
    Commercial Federal Corp.                            3,306          123
    Commercial Metals Co.                               1,200           39

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
                                                       SHARES        (000)
--------------------------------------------------------------------------
-   CommNet Cellular Inc.                               1,600     $     56
    Commonwealth Energy Systems                         2,600           62
    Community First Bankshares                          2,600           99
-   Compaq Computer Corp.                              17,200        1,707
    Compass Bancshares Inc.                             3,900          131
    CompuServe Corp.                                    4,900           53
    Computer Associates
       International, Inc.                             23,275        1,296
-   CompUSA, Inc.                                       9,300          200
    Computer Data Systems, Inc.                         1,200           36
-   Computer Sciences Corp.                             4,627          334
    Computer Task Group, Inc.                           4,600          171
-   Computervision Corp.                                6,600           31
-   Compuware Corp.                                     5,000          239
    COMSAT Corp.                                        2,200           52
-   Comverse Technology, Inc.                           1,300           68
    ConAgra, Inc.                                      15,000          962
-   Comshare                                              553            7
-   Concord EFS, Inc.                                   5,368          140
-   Conmed Corp.                                        4,406           75
    Connecticut Energy Corp.                            1,400           34
    Connecticut Water Services, Inc.                    1,500           43
    Conseco Inc.                                       20,961          776
-   Consolidated Delivery &
       Logistics, Inc.                                  2,800            7
    Consolidated Edison Co. of
       New York, Inc.                                  15,000          442
-   Consolidated Freightways Corp.                      1,300           21
    Consolidated Natural Gas Co.                        6,700          361
    Consolidated Papers                                 2,500          135
-   Consolidated Stores, Inc.                           5,125          178
-   ContiFinancial Corp.                                2,400           88
-   Continental Airlines, Inc. Class B                  7,400          259
-   Continental Information
       Systems Corp.                                      300            1
    Continental Mortgage &
       Equity Trust                                       150            2
-   Continucare Corp.                                   2,100           12
-   Control Data Corp.                                  1,926           28
-   Converse Inc.                                       1,866           41
-   Cooper Cameron Corp.                                3,000          140
    Cooper Industries, Inc.                             7,000          348
    Cooper Tire & Rubber Co.                            5,200          114
    Adolph Coors Co. Class B                            2,800           74
-   Coram Healthcare Corp.                              1,523            4
-   COREStaff, Inc.                                     3,150           85
    CoreStates Financial Corp.                         15,112          812
    Corning, Inc.                                      15,300          851
-   Corporate Express, Inc.                             7,050          102
-   Correctional Services Corp.                         2,400           28
-   Corrections Corp. of America                        4,200          167
-   Cort Business Services Corp.                        2,700           80
-   CorVel Corp.                                        1,200           35
-   Costco Cos., Inc.                                  13,386          440
    Countrywide Credit Industries, Inc.                 7,747          242
-   Covance, Inc.                                       3,525           68
-   Coventry Corp.                                      3,345           51
-   Cox Communications Class A                         17,414          418
    Cracker Barrel Old Country
       Stores, Inc.                                     3,800          100
    Crane Co.                                           2,400          100
    Crawford & Co. Class B                              1,950           32
-   Credit Acceptance Corp.                             2,700           35
-   Cree Research, Inc.                                 2,352           29
    Crescent Real Estate, Inc. REIT                     4,600          146
-   Crescent Operating Inc.                               460            6
    Crestar Financial Corp.                             6,903          268
    Crompton & Knowles Corp.                            4,300           96
    Cross Timbers Oil Co.                               3,150           61
    Crown American Realty Trust REIT                    6,300           58
-   Crown Books Corp.                                   3,163           34
    Crown Cork & Seal Co., Inc.                         8,200          438
    Crown Crafts, Inc.                                  5,500           58
-   Crown Vantage, Inc.                                 5,680           42
-   Cryomedical Sciences                               17,500            7
    Cullen/Frost Bankers, Inc.                          1,400           59
-   Culligan Water Technologies                         1,200           54
    Cummins Engine Co., Inc.                            2,500          176
-   Curative Health Services Inc.                       1,800           52
    Curtiss-Wright Corp.                                1,000           58
-   Custom Chrome                                       2,000           32
-   Cyberguard Corp.                                    1,700           15
-   Cybex Corp.                                         1,900           34
-   Cygnus Inc.                                         2,588           45
-   Cypress Semiconductor Corp.                         4,000           58
-   Cypros Pharmaceuticals Corp.                        9,750           43
    Cyprus Amax Minerals Co.                            5,550          136
-   Cytec Industries, Inc.                              3,342          125
-   DBT Online Inc.                                       500           27
-   DH Technology, Inc.                                 2,200           35
-   DII Group, Inc.                                     3,100          137
    DPL, Inc.                                           5,900          145
    DQE Inc.                                            4,250          120
-   DSC Communications Corp.                            7,500          167
-   DSP Communications, Inc.                            2,600           29
-   DSP Group Inc.                                      3,300           49
-   DST Systems, Inc.                                   2,600           87
    DT Industries, Inc.                                 1,800           64
    DTE Energy Co.                                      8,900          246
-   Daisytek International Corp.                        1,000           39
-   Dal-Tile International Inc.                         3,300           61
    Dana Corp.                                          6,300          239
    Danaher Corp.                                       3,700          188
    Damen Financial Corp                                3,200           45
    Darden Restaurants Inc.                             8,300           75
-   Darling International, Inc.                         2,200           57
-   Data Broadcasting Corp.                             8,214           40
-   Data General Corp.                                  5,700          148
-   Data Race, Inc.                                     6,778           86
-   Dataware Technologies, Inc.                           200            1
    Dauphin Deposit Bank & Trust                        2,200           98
-   Davel Communications Group, Inc.                    2,157           38
-   Dave & Busters                                      1,785           48
-   Davox Corp.                                         1,950           70
    Dayton-Hudson Corp.                                13,400          713
    Dean Foods Corp.                                    3,200          129
    Deere & Co.                                        16,400          900
    DEKALB Genetics Corp. Class B                       1,100           88
-   Dell Computer Corp.                                11,900        1,397
    Delmarva Power & Light Co.                          3,000           57
    Delta & Pine Land Co.                               1,665           59
    Delta Air Lines, Inc.                               4,800          394
    Deltic Timber Corp.                                   742           22
    Deluxe Corp.                                        4,900          167
-   Dendrite International, Inc.                        1,400           23
    DENTSPLY International                              1,400           69

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
BALANCED INDEX FUND                                    SHARES        (000)
--------------------------------------------------------------------------
-   Department 56 Inc.                                  3,405     $     76
    Deposit Guaranty Corp.                              7,800          246
-   DePuy, Inc.                                         6,100          140
-   Designer Holdings Ltd.                              2,800           29
-   Designs, Inc.                                       5,750           27
-   Detroit Diesel Corp.                                3,100           74
    Developers Diversified
       Realty Corp. REIT                                1,300           52
    Devon Energy Corp.                                  3,567          131
-   Devon Group, Inc.                                     100            4
-   Devry, Inc.                                         2,200           59
    Dexter Corp.                                        2,800           90
    Diagnostic Products Corp.                           2,800           88
    Dial Corp.                                          5,000           78
-   Dialogic Corp.                                      1,000           27
-   Diamond Multimedia Systems, Inc.                    5,000           36
-   Diamond Offshore Drilling, Inc.                     4,900          383
-   Diamond Technology Partners Inc.                      181            2
    Diebold, Inc.                                       4,400          172
-   Digital Equipment Corp.                             9,200          326
    Dillard's Inc.                                      6,600          229
    Dime Bancorp, Inc.                                  6,329          111
    Dimon Inc.                                          2,500           66
-   Dionex Corp.                                        2,000          102
    The Walt Disney Co.                                43,100        3,459
    Dole Food Co.                                       3,700          158
    Dollar General Corp.                                6,683          251
-   Dollar Tree Stores, Inc.                            1,600           81
    Dominion Resources, Inc.                           11,500          421
    Donaldson Co., Inc.                                 1,600           61
    Donaldson, Lufkin & Jenrette, Inc.                  3,800          227
    R.R. Donnelley & Sons Co.                           9,000          330
    Donnelly Corp.                                      1,000           17
-   Doubletree Corp.                                    1,839           76
    Dover Corp.                                         7,300          449
    Dow Chemical Co.                                   15,400        1,342
    Dow Jones & Co., Inc.                               5,700          229
-   Dravo Corp.                                         3,000           33
    Dresser Industries, Inc.                           10,700          399
-   Drexler Technology Corp.                            1,600           17
    Dreyer's Grand Ice Cream, Inc.                      1,700           66
-   Drug Emporium, Inc.                                 5,028           25
    E.I. du Pont de Nemours & Co.                      73,400        4,615
    Duke Energy Corp.                                  22,613        1,084
    Duke Realty Investments, Inc. REIT                  2,000           81
    The Dun & Bradstreet Corp.                         10,100          265
-   DuPont Photomasks, Inc.                             1,600           86
-   Dura Pharmaceuticals, Inc.                          2,200           88
    Durco International Inc.                            3,350           99
    Dynamics Corp. of America                           1,200           75
-   Dynatech Corp.                                      2,900          104
    EG & G, Inc.                                        2,800           63
-   EMC Corp.                                          15,300          597
-   ENSCO International, Inc.                           4,112          217
-   ESC Medical Systems Ltd.                            2,200           56
-   ESSEF Corp.                                         1,760           42
-   ESS Technology, Inc.                                3,700           50
-   ETEC Systems, Inc.                                  1,400           60
-   EVI Inc.                                            2,600          109
-   Eagle Finance Corp.                                 3,600            7
-   Eagle USA Airfreight, Inc.                          2,000           54
    Earthgrains Co.                                       512           34
    Eastern Enterprises                                 2,500           87
    Eastern Utilities Associates                        2,400           44
    Eastman Chemical Co.                                5,050          321
    Eastman Kodak Co.                                  21,200        1,627
    Eaton Corp.                                         5,500          480
    Eaton Vance Corp.                                   1,000           28
-   Echelon International Corp., Inc.                   2,180           50
    Echlin, Inc.                                        3,400          122
    Echo Bay Mines Ltd.                                 7,100           41
-   EchoStar Communications Corp.                       1,800           28
-   Ecogen, Inc.                                        1,900            7
    Ecolab, Inc.                                        3,700          177
-   Edison Brothers Stores, Inc.                       15,223           19
    Edison International                               27,600          687
-   Edisto Resources Corp.                              6,600           61
-   Education Alternatives, Inc.                        3,600           16
-   Education Management Corp.                          2,200           57
-   Educational Medical, Inc.                           3,100           27
    A.G. Edwards & Sons, Inc.                           3,925          168
-   Einstein/Noah Bagel Corp.                           1,800           21
    El Paso Natural Gas                                 4,448          245
-   Elan Corp. PLC ADR                                  3,488          158
    Elcor Corp.                                         3,800          106
-   Electric Fuel Corp.                                 1,800           12
-   Electromagnetic Sciences, Inc.                      1,600           28
-   Electronic Arts Inc.                                3,000          101
    Electronic Data Systems Corp.                      30,900        1,267
-   Electronic Retailing Systems
       International, Inc.                              6,200           36
-   Electronics for Imaging, Inc.                       2,800          132
-   Eltron International Inc.                           1,300           39
    Emerson Electric Co.                               28,500        1,569
-   Emmis Broadcasting Corp. Class A                    1,300           57
-   Employee Solutions, Inc.                            3,200           18
-   Emulex Corp.                                        1,700           26
-   Energy Conversion Devices, Inc.                     2,000           26
    Energen Corp.                                         700           24
    Energy West Inc.                                    5,200           44
    Engelhard Corp.                                     9,000          188
    Enova Corp.                                         6,800          164
    Enron Corp.                                        16,400          669
    Enron Oil & Gas Co.                                 9,800          178
    ENSERCH Corp.                                       6,300          140
    Enron Global Power &
       Pipelines L.L.C.                                 4,300          143
    Entergy Corp.                                      14,754          404
-   Envirometrics, Inc.                                 3,800            1
-   Envirotest Systems Corp. Class A                   10,800           28
-   Epitope Inc.                                        2,300           18
    Equifax, Inc.                                       9,200          342
    The Equitable Cos.                                 11,400          379
    Equitable of Iowa Co.                               1,900          106
    Equitable Resources, Inc.                           3,200           91
    Equity Residential Properties
       Trust REIT                                       4,981          237
    Erie Indemnity Co. Class A                            500           20
    Essex Property Trust, Inc. REIT                     2,366           76
    Ethan Allen Interiors Inc.                            920           52
    Ethyl Corp.                                         6,300           58
    Everest Reinsurance Holdings, Inc.                  2,700          107
-   Evergreen Media Corp.                               2,200           98
-   Exabyte Corp.                                       3,200           41
    Excel Industries, Inc.                                700           14
    Excel Realty Trust, Inc. REIT                       1,800           47

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
                                                       SHARES        (000)
--------------------------------------------------------------------------
-   EXCEL Communications, Inc.                          6,300     $    181
    Executive Risk, Inc.                                1,467           76
-   Exide Corp.                                         2,600           57
    Exide Electronics Group, Inc.                       5,462           64
-   Express Scripts                                     2,700          112
-   Extended Stay America, Inc.                         6,593          104
    Exxon Corp.                                       158,200        9,729
-   EZCORP, Inc.                                          300            3
    FAC Realty Inc. REIT                                4,300           27
    F & M Bancorp                                       1,433           39
    FFY Financial Corp.                                 4,600          120
-   FLIR Systems, Inc.                                  1,100           17
-   FMC Corp.                                           2,400          191
    FPL Group, Inc.                                    11,700          539
-   FTP Software, Inc.                                  4,600           23
    Fair Issac & Co.                                    1,700           76
-   Fairfield Communities, Inc.                         5,800          195
-   Falcon Drilling Co., Inc.                          12,900          743
    Family Dollar Stores, Inc.                          5,100          139
    Fannie Mae                                         70,000        3,054
    Farmer Brothers, Inc.                               1,000          128
-   Farm Family Holdings, Inc.                          1,500           42
    Farrel Corp.                                       10,800           37
-   Fastcomm Communications Corp.                       2,500           18
    Fastenal Co.                                        2,400          117
-   Faulding Inc.                                       7,200           89
-   Federal Express Corp.                               7,400          427
    Federal Home Loan
       Mortgage Corp.                                  45,400        1,561
    Federal-Mogul Corp.                                 2,500           88
    Federal Realty Investment
       Trust REIT                                       2,200           59
    Federal Signal Corp.                                2,733           69
-   Federated Department Stores                        13,200          459
    Felcor Suite Hotels, Inc. REIT                      1,500           56
    Ferro Corp.                                         1,400           52
-   Fibreboard Corp.                                    1,400           77
    Fifth Third Bancorp                                 7,400          607
-   Figgie International Inc. Class A                   2,700           37
-   Filene's Basement Corp.                             8,895           59
    FINA Inc.                                           1,600          102
-   Financial Industries Corp.                          5,000           62
    Financial Security Assurance
       Holdings Ltd.                                    1,900           74
    Fingerhut Co.                                       2,400           42
    FINOVA Group, Inc.                                  1,500          115
-   First Alert, Inc.                                   8,000           24
    First American Financial Corp.                      1,400           55
    1st Bancorp (Indiana)                               3,197           98
    First American Corp. (Tenn.)                        4,400          169
    First American Bank Corp.                           5,850          268
    First Bancorp of Ohio                               2,100          101
-   First Bank of Philadelphia                          1,000            4
    First Bank System, Inc.                             8,685          741
    First Brands Corp.                                  3,800           87
    First Chicago NBD Corp.                            20,293        1,228
    First Citizens BancShares Class A                     700           62
    First Commerce Bancshares Inc.
       Class A                                            300            7
    First Commerce Bancshares Inc.
       Class B                                          4,000           92
    First Commerce Corp.                                2,312          102
    First Commercial Corp.                              1,900           78
    First Data Corp.                                   28,466        1,251
    First Empire State Corp.                              400          135
-   First Federal Financial Corp.                       2,166           67
    First Financial Caribbean Corp.                     1,600           51
    First Financial Holdings, Inc.                      1,400           45
    First Financial Savings Assn.                       1,500           44
    First Hawaiian, Inc.                                1,600           55
    First Industrial Realty Trust REIT                  1,900           56
    First Michigan Bank Corp.                           4,171          126
    First Midwest Bancorp                               3,250          103
    First Palm Beach Bancorp                            2,000           68
    First Security Corp.                                6,675          183
    First Source Corp.                                  4,012          109
-   First USA Paymentech, Inc.                          1,700           49
    First Tennessee National Corp.                      4,200          202
    First Union Corp.                                  18,089        1,673
    First Union Real Estate                             5,700           81
    First Virginia Banks, Inc.                          1,700          103
    First Western Bancorp                                 700           26
    Firstar Corp.                                       9,600          293
    FirstBank Puerto Rico                               2,000           52
    FIRSTPLUS Financial Group                           1,800           61
-   FIserv, Inc.                                        2,800          125
    Fisher Scientific International Inc.                2,000           95
    Fleet Financial Group, Inc.                        16,802        1,063
    Fleetwood Enterprises, Inc.                         4,100          122
    Fleming Cos., Inc.                                  4,600           83
    Florida East Coast Railway Co.                        600           67
-   Florida Panthers Holdings, Inc.                     3,500           84
    Florida Progress Corp.                              5,700          178
    Florida Rock Industries, Inc.                       2,900          118
-   Florsheim Group Inc.                                  933           12
    Flowers Industries, Inc.                            4,500           76
    Fluor Corp.                                         5,200          287
    Flushing Financial Corp.                            2,400           53
-   Foamex International, Inc.                          2,900           38
-   Fonar Corp.                                         8,000           24
    Food Lion Inc. Class A                             28,900          207
-   Foodmaker, Inc.                                     2,300           38
-   Foothill Independent Bancorp.                       1,210           16
-   Footstar Inc.                                       2,984           78
-   Forcenergy Inc.                                     3,000           91
    Ford Motor Co.                                     77,200        2,914
-   FORE Systems, Inc.                                  6,000           82
-   Foreland Corp.                                        566            2
    Foremost Corp. of America                           1,500           90
    Forest City Enterprise Class A                      1,400           67
-   Forest Laboratories, Inc.                           2,500          104
-   Forest Oil Corp.                                    3,300           48
-   Fort Howard Corp.                                   4,600          233
    Fort Thomas Financial Corp.                           600            6
    Fort Wayne National Corp.                           1,300           61
-   Forte Software, Inc.                                1,900           26
    Fortune Brands, Inc.                               11,000          410
    Foster Wheeler Corp.                                3,500          142
-   Foundation Health Systems
       Class A                                          7,540          229
-   Fourth Shift Corp.                                 12,600           60
    Franchise Finance Corp. of
       America REIT                                     2,400           63
    Franklin Electric, Inc.                             1,000           49
    Franklin Resources Corp.                            7,850          570
    Freeport-McMoRan, Inc.                              1,366           39

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
TOTAL STOCK MARKET PORTFOLIO                           SHARES        (000)
--------------------------------------------------------------------------
    Freeport-McMoRan Copper
       & Gold Inc. Class A                              3,348     $     98
    Freeport-McMoRan Copper
       & Gold Inc. Class B                              8,654          269
    Fremont General Corp.                               1,500           60
-   Fresenius Medical Care AG ADR                       5,874          171
-   Fresh Choice, Inc.                                  5,100           19
-   Fritz Cos., Inc.                                    4,100           40
    Frontier Corp.                                      9,300          185
-   Fruit of the Loom, Inc.                             4,800          149
-   Fuisz Technologies Ltd.                             4,600           41
    H.B. Fuller Co.                                     1,500           83
    Fulton Financial Corp.                                990           27
    Fund American Enterprise
       Holding Co.                                        400           42
-   Furniture Brands International Inc.                 5,600          109
-   Fusion Systems                                      1,500           59
    G & L Realty Corp.                                    304            5
    GATX Corp.                                          1,000           58
-   GC Cos.                                             1,930           88
    GPU Inc.                                            7,800          280
-   GRC International, Inc.                             1,500            8
-   GSE Systems, Inc.                                     600            4
-   GT Interactive Software Corp.                       7,500           89
    GTE Corp.                                          62,800        2,755
-   Gadzooks, Inc.                                      1,800           35
    Gainsco, Inc.                                       4,300           40
-   Arthur J. Gallagher & Co.                           2,000           76
    Gallaher Group PLC ADR                             11,000          203
    Gannett Co., Inc.                                   9,900          978
    The Gap, Inc.                                      17,600          684
-   Garden Botanika, Inc.                               4,500           26
-   Garden Fresh Restaurant Corp.                       4,400           52
-   Gardner Denver Machinery, Inc.                      3,864          113
-   Gargoyles, Inc.                                     3,200           27
-   Gartner Group, Inc. Class A                         5,700          205
-   Gateway 2000 Inc.                                  10,800          350
-   Gaylord Container Corp.                             6,300           48
    Gaylord Entertainment Co. Class A                   5,951          137
-   GelTex Pharmaceuticals, Inc.                        1,900           38
-   Gemstar International Group Ltd.                    1,516           28
    GenCorp, Inc.                                       6,100          141
-   Genentech, Inc.                                     7,500          442
    General Binding Corp.                               1,828           53
    General Dynamics Corp.                              3,700          278
    General Electric Co.                              212,600       13,899
    General Growth
       Properties Inc. REIT                             1,600           54
-   General Instrument Corp.                            8,400          210
-   General Magic, Inc.                                 3,300            7
    General Mills, Inc.                                10,375          676
    General Motors Corp.                               49,201        2,740
    General Motors Corp. Class H                        6,400          370
-   General Nutrition Cos., Inc.                        5,300          148
    General Re Corp.                                    5,268          959
    General Signal Corp.                                3,100          135
-   Genesco, Inc.                                       9,750          138
-   Gentex Corp.                                        2,976           58
-   Genesis Health Ventures Inc.                        1,500           51
-   Geneva Steel Class A                                3,000            8
-   Genome Therapeutics Corp.                           2,000           17
-   Gensia Sicor Inc.                                   6,600           29
    Genuine Parts Co.                                  11,250          381
    Geon Co.                                            3,200           65
-   Genzyme Corp.                                       4,300          119
    Georgia Gulf Corp.                                  1,800           52
    Georgia-Pacific Corp.                               5,800          495
-   Geoworks                                            1,700           10
-   Getchell Gold Corp.                                 1,700           60
-   Giant Cement Holding, Inc.                          1,400           26
    Giant Food, Inc. Class A                            3,100          101
    Giant Industries, Inc.                              6,800          108
    Giddings & Lewis, Inc.                              3,100           65
-   Gilead Sciences, Inc.                               3,400           94
    Gillette Co.                                       36,208        3,431
    P.H. Glatfelter Co.                                 2,600           52
-   Glenayre Technologies, Inc.                         3,300           54
-   Glendale Federal                                    2,700           71
-   Global DirectMail Corp.                             2,100           55
-   Global Industrial Technologies, Inc.                2,800           57
-   Global Industries, Ltd.                             2,300           54
-   Global Marine, Inc.                                10,900          253
-   Global Village Communication                          700            2
    Golden West Financial Corp.                         3,700          259
-   The Good Guys, Inc.                                 4,800           28
    The BFGoodrich Co.                                  2,800          121
    The Goodyear Tire & Rubber Co.                      9,600          608
-   E. Gottschalk & Co., Inc.                           4,700           39
    W.R. Grace & Co.                                    5,600          309
    Graco, Inc.                                         3,100           93
    W.W. Grainger, Inc.                                 3,200          250
-   GranCare Inc.                                       3,100           34
-   Grand Casinos, Inc.                                 4,650           69
    Graphic Industries, Inc.                            4,400           58
    Great Atlantic & Pacific Tea
       Co., Inc.                                        2,300           63
    Great Lakes Chemical Corp.                          3,700          194
    Great Western Financial Corp.                       8,800          473
    Green Mountain Power Corp.                          1,900           45
    Green Tree Financial Corp.                          8,500          303
    Greenfield Industries, Inc.                         2,800           76
    Green Point Financial Corp.                         2,800          186
    Grief Brothers Corp. Class A                        2,700           74
-   GTech Holdings Corp.                                2,600           84
    Guidant Corp.                                       4,783          407
-   Gulf South Medical Supply, Inc.                     1,900           37
-   Gulfstream Aerospace Corp.                          4,500          133
-   Gymboree Corp.                                      1,500           36
    HBO & Co.                                           5,987          412
    HCC Insurance Holdings, Inc.                        3,700           99
-   HCIA, Inc.                                          1,700           57
    HF Financial Corp.                                  6,000          128
-   HFS Inc.                                           10,510          610
-   HMN Financial, Inc.                                 3,000           69
-   HMT Technology Corp.                                2,700           35
-   HNC Software, Inc.                                  1,000           38
    HRE Properties                                      2,000           36
-   HS Resources Inc.                                   4,500           64
    HSB Group Inc.                                        900           48
-   HSN Inc.                                            6,910          216
-   Haemonetics Corp.                                   4,500           86
    Halliburton Co.                                     8,000          634
-   Halter Marine Group, Inc.                             713           17
-   Handleman Co.                                       2,900           18
    M.A. Hanna Co.                                      3,100           89
    Hannaford Brothers Co.                              2,200           78

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
                                                       SHARES        (000)
--------------------------------------------------------------------------
-   Harbinger Corp.                                     3,450     $     97
    Harcourt General, Inc.                              4,600          219
    John H. Harland Co.                                 1,600           37
    Harley-Davidson, Inc.                               4,700          225
    Harleysville National Corp.                         1,470           46
    Harman International
       Industries, Inc.                                 1,100           46
    Harnischfeger Industries Inc.                       3,100          129
-   Harrah's Entertainment, Inc.                        5,500           99
    Harris Corp.                                        2,500          210
-   Harry's Farmers Market, Inc.                          200            1
    Harsco Corp.                                        2,600          105
    Harte-Hanks Communications Co.                      2,200           65
    Hartford Financial Services
       Group Inc.                                       7,500          621
-   Hartmarx Corp.                                     12,600          104
    Harveys Casino Resorts                              1,800           32
    Hasbro, Inc.                                        7,500          213
-   Hauser, Inc.                                        8,800           48
    Haven Bancorp, Inc.                                 1,500           56
    Hawaiian Electric Industries Inc.                   2,300           89
-   Hayes Wheels International, Inc.                    2,420           77
    Health Care Properties Investors                    2,300           81
-   HEALTHSOUTH Corp.                                  22,020          549
-   HealthCare COMPARE Corp.                            1,800           94
-   Healthcare & Retirement Corp.                       2,800           93
-   Heartstream, Inc.                                   2,600           22
    Health and Retirement
       Properties Trust                                 4,000           75
-   Health Management Associates
       Class A                                          5,987          171
-   Health Management Systems, Inc.                     1,953            9
-   Heartland Express, Inc.                             4,058           95
-   Hechinger Co. Class A                               2,000            4
    HEICO Corp.                                         1,400           31
    Heilig-Meyers Co.                                   4,600           90
    H.J. Heinz Co.                                     23,500        1,084
    Helmerich & Payne, Inc.                             1,500           86
    Herbalife International, Inc.                       1,900           31
    Hercules, Inc.                                      6,600          316
-   Heritage Media Corp. Class A                        2,200           42
    Hershey Foods Corp.                                 9,400          520
    Hewlett-Packard Co.                                66,000        3,696
    Hibernia Corp. Class A                              7,900          110
-   Highlands Insurance Group                           2,630           53
    Highwood Properties, Inc. REIT                      1,900           61
    Hilb, Rogal and Hamilton Co.                          500            9
    Hillenbrand Industries, Inc.                        4,300          204
-   Hills Stores Co.                                    5,165           18
    Hilton Hotels Corp.                                15,000          398
    Hollinger International, Inc.                       5,100           57
    Holly Corp.                                           400           10
-   Hollywood Entertainment Corp.                       2,300           53
-   Hollywood Park, Inc.                                1,000           15
-   Hologic, Inc.                                         700           19
    Home Bancorp                                        1,400           29
-   Home Health Corp. of America                        3,000           29
    Home Depot, Inc.                                   30,533        2,105
    Homestake Mining Co.                               11,200          146
-   Homestead Village, Inc. REIT                        2,639           47
-   Homestead Village, Inc. REIT
       Warrants Exp. 10/29/97                             295            3
    HON Industries, Inc.                                1,800           80
    Honeywell, Inc.                                     7,800          592
    Horace Mann Educators Corp.                         1,400           69
-   Horizon/CMS Healthcare Corp.                        5,377          108
    Horizon Financial Corp.                             1,035           17
    Hormel Foods Corp.                                  4,500          121
-   Host Marriott Corp.                                12,600          224
-   Host Marriott Services Corp.                        6,120           72
    Hospitality Properties Trust REIT                   1,600           49
    Houghton Mifflin Co.                                  600           40
-   House of Fabrics, Inc.                                283            1
    Household International, Inc.                       6,000          705
    Houston Industries, Inc.                           14,900          319
-   Hovnanian Enterprises Class A                       9,300           59
    Hubbell Inc. Class B                                3,750          165
    Hudson Foods Inc. Class A                           3,100           51
    Hughes Supply, Inc.                                 1,800           72
-   Humana, Inc.                                        9,400          217
-   Human Genome Sciences, Inc.                         1,200           40
    Hunt Manufacturing Co.                              3,500           66
    J.B. Hunt Transport Services, Inc.                  2,000           30
    Huntington Bancshares Inc.                          9,235          272
-   Hutchinson Technology, Inc.                         4,200          102
-   Hyperion Software Corp.                             3,452           77
    IBP, Inc.                                           5,700          133
    ICH Corp.                                             315            1
    ICN Pharmaceuticals, Inc.                           2,529           73
-   IDEC Pharmaceuticals Corp.                          2,200           54
-   IDX Systems Corp.                                   2,100           73
-   IEC Electronics Corp.                               1,082           15
    IES Industries, Inc.                                1,800           53
-   I-Flow Corp.                                        2,300            9
-   IGI, Inc.                                           6,710           29
-   IHOP Corp.                                          1,600           49
    IMC Global Inc.                                     5,560          195
    IRT Property Co. REIT                               3,000           35
-   I-STAT Corp.                                        3,300           57
-   ITT Corp.                                           7,500          458
    ITT Industries, Inc.                                7,300          188
-   IXC Communications, Inc.                            1,900           50
    Idaho Power Co.                                     2,200           69
-   IDEX Corp.                                          1,650           54
-   IDEXX Laboratories                                  2,200           27
    IKON Office Solutions                               8,300          207
    Illinois Central Corp.                              3,300          115
-   Identix, Inc.                                       8,400           95
    Illinois Tool Works, Inc.                          15,200          759
    Illinova Corp.                                      4,300           95
-   Imation Corp.                                       2,440           64
-   ImClone Systems, Inc.                               7,800           48
-   Immucor Inc.                                        2,754           28
-   Immunex Corp.                                       2,600           94
-   ImmuLogic Pharmaceutical Corp.                      3,900           12
-   Immune Response                                     4,500           35
-   Imo Industries, Inc.                                1,200            7
-   Impath, Inc.                                        1,700           47
-   Imperial Credit                                     1,200           25
-   Immunomedics Inc.                                   7,900           36
-   Inacom Corp.                                        3,600          112
-   INCYTE Pharmaceuticals, Inc.                        1,900          125
    Indiana Energy, Inc.                                2,400           59
    Industrial Scientific Corp.                         2,700           52
-   Informix Corp.                                      8,300           75
    Ingersoll-Rand Co.                                  6,800          420

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
BALANCED INDEX FUND                                    SHARES        (000)
--------------------------------------------------------------------------
-   Information Resources, Inc.                         3,706     $     53
    Ingles Markets, Inc.                                3,000           49
    Inland Steel Industries, Inc.                       4,300          112
-   Input/Output, Inc.                                  2,300           42
-   Insilco Corp.                                       2,600           97
-   Insituform Technologies Class A                     3,000           19
-   INSO Corp.                                          1,700           35
    Innkeepers USA Trust REIT                           3,300           50
-   Insurance Auto Auctions, Inc.                       3,400           32
-   Insignia Financial Group                            3,600           65
-   Integrated Device Technology Inc.                   7,400           78
    Integrated Health Services, Inc.                    4,000          154
-   Integrated Process Equipment Corp.                  1,976           50
-   Integrated Silicon Solution, Inc.                     800            6
-   Integrated Systems, Inc.                            1,300           15
    Intel Corp.                                        53,800        7,618
-   Intelidata Technologies Corp.                       4,400           21
-   Intelligent Electronics Inc.                        1,100            3
-   Intelligent Medical Imaging, Inc.                   4,800           32
-   Intensiva Healthcare Corp.                          4,300           34
-   Inter-Tel, Inc.                                     2,600           56
    Intercargo Corp.                                    5,400           64
-   Intercel, Inc.                                      3,900           54
    Interface, Inc.                                     1,800           40
-   Interdigital Communications Corp.                   7,200           40
-   Intergraph Corp.                                    7,300           62
-   Interim Services, Inc.                              1,150           51
-   Interleaf, Inc.                                     7,800           11
-   Intermedia Communications Inc.                      2,100           68
-   International Assets Holding Corp.                  1,800            6
    International Business
       Machines Corp.                                  67,800        6,115
-   International Dairy Queen, Inc.
       Class A                                          2,800           67
-   International Family
       Entertainment, Inc. Class B                      2,700           93
    International Flavors &
       Fragrances, Inc.                                 7,100          359
    International Game Technology                       7,400          131
-   International Lottery & Totalizator
       Systems Inc.                                     8,800           18
-   International Murex
       Technologies Corp.                               1,000            9
-   International Network Services                      1,900           49
    International Paper Co.                            19,132          929
-   International Rectifier Corp.                       3,500           65
    International Shipholding Corp.                     3,375           58
-   International Specialty
       Products, Inc.                                   4,600           65
-   International Technology                            6,275           48
-   Interneuron Pharmaceutical, Inc.                    1,900           38
    Interpool, Inc.                                     4,500           66
    Interpublic Group of Cos., Inc.                     6,000          368
-   Intersolv                                           4,800           45
    Interstate Bakeries                                 4,300          255
-   Interstate Hotels Co.                               1,800           53
    Intimate Brands, Inc.                              16,100          338
-   Intuit, Inc.                                        2,500           57
    Invacare Corp.                                      2,400           56
-   Invision Technologies, Inc.                         2,400           29
    Investors Financial Services Corp.                    279           13
    Investors Financial Services Corp.
       Class A                                             53            3
-   Iomega Corp.                                       14,350          285
-   Ionics, Inc.                                        1,300           59
    IPALCO Enterprises, Inc.                            2,200           69
    Irvine Apartment
       Communities, Inc. REIT                             800           24
    Irwin Financial Corp.                               2,800           82
-   ISIS Pharmaceuticals, Inc.                          2,100           31
-   Itron, Inc.                                           600           15
-   i2 Technologies, Inc                                1,600           49
-   IVAX Corp.                                          6,900           77
    JLG Industries, Inc.                                3,000           41
-   JP Foodservice, Inc.                                  900           26
    JP Realty Inc. REIT                                   600           16
    JSB Financial                                       1,300           57
-   Jabil Circuit, Inc.                                 1,800          151
    Jackpot Enterprises, Inc.                           5,500           63
-   Jacobs Engineering Group Inc.                       3,800          102
-   Jacor Communications, Inc.                          1,800           69
    James River Corp.                                   5,600          207
-   Jan Bell Marketing Inc.                             1,200            3
-   Jayhawk Acceptance Corp.                            5,000            8
    Jefferson-Pilot Corp.                               4,050          283
    Jefferson Savings Bancorp, Inc.                       200            6
-   Jefferson Smurfit Corp.                             5,800           94
    John Nuveen Co. Class A                             2,100           66
    Johns Manville Corp.                                8,800          104
    Johnson & Johnson                                  85,206        5,485
    Johnson Controls, Inc.                              5,300          218
-   Johnstown America Industries                        5,800           35
-   Jones Apparel Group, Inc.                           3,100          148
    Jones Medical Industries, Inc.                      1,500           71
    Jostens Inc.                                        4,900          131
-   JumboSports Inc.                                    5,600           21
-   Just for Feet, Inc.                                 1,650           29
-   Just Like Home, Inc.                                2,400            5
    Justin Industries, Inc.                             1,600           21
-   KLA-Tencor Corp.                                    5,700          278
-   Kmart Corp.                                        29,800          365
    KN Energy, Inc.                                     1,828           77
-   K-III Communications Corp.                          6,200           74
    K2 Inc.                                             3,964          126
    K U Energy Corp.                                    3,700          126
-   K-V Pharmaceutical Co. Class A                      6,900          114
-   Kaiser Aluminum & Chemical Corp.                    6,600           81
    Kaneb Pipeline Partners, LP                         1,020           29
-   Kaneb Services, Inc.                               12,384           46
    Kansas City Life Insurance Co.                        800           64
    Kansas City Power & Light Co.                       3,200           91
    Kansas City Southern
       Industries, Inc.                                 2,000          129
    Katy Industries, Inc.                               2,100           31
    Kaufman & Broad Home Corp.                          4,200           74
    Kaydon Corp.                                        2,200          109
-   Keane, Inc.                                         1,600           83
    Kellogg Co.                                        13,500        1,156
    Kellwood Co.                                        3,100           86
    Kelly Services, Inc. Class A                        3,700          116
-   KEMET Corp.                                         2,400           60
    Kennametal, Inc.                                    3,400          146
-   Kennedy-Wilson, Inc.                                  280            4
-   Kensey Nash Corp.                                   3,600           40
-   Kent Electronics Corp.                              4,400          161
    Kerr-McGee Corp.                                    2,800          177

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
                                                       SHARES        (000)
--------------------------------------------------------------------------
    KeyCorp                                            14,184     $    793
-   Keystone Consolidated
       Industries, Inc.                                 3,600           39
    Keystone Financial, Inc.                            6,561          205
    Keystone International, Inc.                        3,600          125
    Kimball International, Inc. Class B                 1,300           52
    Kimberly-Clark Corp.                               36,056        1,794
    Kimco Realty Corp. REIT                             2,200           70
    Kinetic Concepts, Inc.                             10,000          181
    King World Productions, Inc.                        2,100           74
-   Kleer-Vu Industries Inc.                            6,960            1
    Knight-Ridder, Inc.                                 5,900          289
    Koger Equity, Inc. REIT                             3,000           55
-   Kohls Corp.                                         4,600          244
-   Komag, Inc.                                         3,200           53
-   The Kroger Co.                                     15,600          452
    Kuhlman Corp.                                       4,700          152
-   LCI International, Inc.                             4,674          102
    LG&E Energy Corp.                                   3,400           75
    LSI Industries Inc.                                 2,264           30
-   LSI Logic Corp.                                     9,000          288
    LTC Properties, Inc.                                3,100           56
    LTV Corp.                                           4,900           70
-   LTX Corp.                                           9,300           60
    La Quinta Inns Inc.                                 4,500           98
    La-Z-Boy Inc.                                         900           32
-   Laboratory Corp. of America                        15,624           41
-   Ladd Furniture Inc.                                 1,266           18
    Lafarge Corp.                                       3,000           74
-   Laidlaw Environmental
       Services, Inc.                                   2,800            8
-   LAM Research Corp.                                  1,400           52
    Lancaster Colony Corp.                              1,788           86
    Lance, Inc.                                         1,800           34
-   Lancer Corp.                                        2,535           63
    Landauer, Inc.                                      1,600           37
    Landmark Bancshare, Inc.                            4,900           99
-   Lands' End, Inc.                                    4,000          119
-   Landry's Seafood Restaurants, Inc.                  1,300           30
-   Landstar System                                     1,900           54
-   Lattice Semiconductor Corp.                         1,300           73
    Estee Lauder Cos. Class A                           3,700          186
    Lawter International Inc.                           5,300           67
-   Layne Christensen Co.                               9,500          208
-   Lazare Kaplan International, Inc.                   3,100           52
-   Lear Corp.                                          4,100          182
-   Learning Co., Inc.                                  2,400           23
-   Lechters Corp.                                      4,000           17
    Lee Enterprises, Inc.                               2,800           74
    Leggett & Platt, Inc.                               5,200          224
    Legg Mason Inc.                                     1,200           65
    Lehman Brothers Holdings, Inc.                      6,160          249
    Lennar Corp.                                        1,800           57
    Leucadia National Corp.                             3,700          114
-   Level 8 Systems Inc.                                6,900          113
    Leviathan Gas Pipeline Co.                          3,200           78
-   Lexmark International Group, Inc.
       Class A                                          3,500          106
    Liberty Corp.                                       2,800          114
    Liberty Financial Cos., Inc.                        1,700           85
    Liberty Property Trust REIT                         2,900           72
-   Life USA Holding, Inc.                              1,400           20
    Life Re Corp.                                       1,500           70
-   Lifecore Biomedical Inc.                            1,400           19
    Lillian Vernon Corp.                                2,200           37
    Eli Lilly & Co.                                    35,078        3,834
    Lilly Industries Inc. Class A                       4,200           85
    The Limited, Inc.                                  16,581          336
-   Lin Television                                      1,300           57
-   Lincare Holdings Inc.                               1,700           73
    Lincoln Electric Co. Class A                        1,100           42
    Lincoln National Corp.                              6,400          412
    Lindsay Manufacturing Co.                             500           16
    Linear Technology Corp.                             4,400          227
-   Liposome Co., Inc.                                  1,100           10
    Litchfield Financial Corp.                          3,831           64
-   Littelfuse, Inc.                                    2,600           73
-   Litton Industries, Inc.                             2,600          126
    Liz Claiborne, Inc.                                 4,300          200
    Lockheed Martin Corp.                              12,270        1,271
    Loews Corp.                                         7,400          741
-   Logan's Roadhouse, Inc.                             2,900           70
    Logicon, Inc.                                       1,500           80
-   Lone Star Steakhouse & Saloon                       2,400           63
    Long Island Bancorp, Inc.                           1,500           54
    Long Island Lighting Co.                            7,400          170
    Longs Drug Stores, Inc.                             2,600           68
    Longview Fibre Co.                                  3,000           50
-   Loral Space & Communications                       12,200          183
-   Louis Dreyfus Natural Gas Corp.                     3,600           59
    Louisiana Land & Exploration Co.                    2,000          114
    Louisiana-Pacific Corp.                             5,900          125
    Lowe's Cos., Inc.                                  11,100          412
    Lubrizol Corp.                                      3,700          155
    Luby's Cafeterias, Inc.                             2,800           56
    Lucent Technologies, Inc.                          40,471        2,916
    Lukens, Inc.                                        2,900           55
-   Lumisys, Inc.                                       2,900           18
    Lycos, Inc.                                         4,519           58
-   Lydall, Inc.                                        3,200           68
    Lyondell Petrochemical Co.                          4,500           98
    MAF Bancorp, Inc.                                   1,300           55
-   MAI Systems Corp.                                   4,100           17
    MBIA, Inc.                                          2,700          305
    MBNA Corp.                                         20,550          753
    MCI Communications Corp.                           44,500        1,704
    MCN Corp.                                           4,200          129
-   MEMC Electronic Materials, Inc.                     2,300           75
    MFB Corp.                                           2,000           39
    MGIC Investment Corp.                               7,600          364
-   MGM Grand Inc.                                      3,500          130
    ML Bancorp Inc.                                     1,200           23
-   MK Gold Co.                                        10,700           18
    MMI Cos., Inc.                                      1,800           47
    MTS Systems Corp.                                   2,010           60
-   MacFrugal's Bargains-
       Close-outs, Inc.                                 1,700           46
    MacDermid, Inc.                                     1,200           55
    The Macerich Co. REIT                               2,300           64
-   Macromedia                                          3,100           27
    Madison Gas & Electric Co.                          3,100           64
    Mafco Consolidated Group Inc.                       1,500           50
-   Magellan Health Services, Inc.                      4,300          127
    Magna Group                                         4,152          144
-   Mail-Well, Inc.                                     2,850           81
    Mainstreet Bankgroup, Inc.                          3,000           81

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
BALANCED INDEX FUND                                    SHARES        (000)
--------------------------------------------------------------------------
    Mallinckrodt, Inc.                                  4,800     $    182
    Manitowac Co., Inc.                                 2,100           98
    Manor Care Inc.                                     3,200          104
    Manpower Inc.                                       4,600          205
    Mapco Inc.                                          3,600          113
-   Marcam Corp.                                        3,400           50
-   Marine Drilling Co., Inc.                           2,800           55
    Mark IV Industries, Inc.                            4,242          102
-   Markel Corp.                                          800          102
-   Marquette Medical Systems Inc.                      1,996           44
    Marsh & McLennan Cos., Inc.                        10,400          742
    Marshall & Ilsley Corp.                             5,144          209
    Marriott International                              7,900          485
-   Marshall Industries                                 1,000           37
    Martin Marietta Materials, Inc.                     5,210          169
-   Marvel Entertainment Group                          7,240           17
    Masco Corp.                                         9,900          413
    MascoTech Inc.                                      2,600           54
-   Mastec Inc.                                         1,650           78
-   Material Sciences Corp.                               400            6
-   MathSoft, Inc.                                      2,000            6
-   Matria Healthcare, Inc.                            12,400           49
    Mattel, Inc.                                       20,560          696
-   Mattson Technology, Inc.                            4,400           46
-   Maxim Integrated Products, Inc.                     4,500          256
-   Maxim Pharmaceuticals, Inc.                         1,000           10
    May Department Stores Co.                          15,400          728
-   Maxicare Health Plans Inc.                          1,700           38
-   Maxxam Inc.                                           900           42
    Maverick Tube Corp.                                 4,200          159
    Maytag Corp.                                        6,000          157
-   McAfee Associates, Inc.                             2,906          183
    McClatchy Newspapers, Inc.                          1,875           55
    McCormick & Co., Inc.                               4,100          104
    McDermott International, Inc.                       4,500          131
-   J Ray McDermott SA                                  2,200           59
    McDonald's Corp.                                   44,300        2,140
    McDonnell Douglas Corp.                            13,600          932
    The McGraw-Hill Cos.                                6,100          359
    McKesson Corp.                                      2,600          202
-   McLeod, Inc.                                        1,900           64
-   McMoRan Oil and Gas                                 1,700            6
    The Mead Corp.                                      2,900          181
-   Medaphis Corp.                                      7,100           72
-   Medar, Inc.                                         3,642           18
-   MedCath Inc.                                        4,200           63
-   Medco Research, Inc.                                5,100           49
    Medford Savings Bank                                1,200           35
    Media General, Inc. Class A                        10,600          424
-   Medic Computer Systems, Inc.                        1,400           31
-   Medical Assurance, Inc.                             1,484           60
-   Medicis Pharmaceutical Corp.                        2,475          123
-   Medical Graphics Corp.                              9,700           38
    Meditrust                                           3,400          136
-   MedPartners Inc.                                   10,224          221
-   Medplus, Inc.                                       3,300           24
    Medtronic, Inc.                                    15,253        1,235
    Mellon Bank Corp.                                  16,672          752
-   Men's Wearhouse, Inc.                               2,300           73
    Mentor Corp.                                        3,604          107
-   Mentor Graphics Corp.                               5,900           55
    Mercantile Bancorp, Inc.                            6,083          370
    Mercantile Bankshares Corp.                         3,100          124
    Mercantile Stores Co., Inc.                         2,100          132
    Merck & Co., Inc.                                  76,909        7,960
    Mercury Finance Co.                                 9,399           23
    Mercury General Corp.                               3,600          262
    Meredith Corp.                                      3,300           96
-   Merisel, Inc.                                       4,200            8
    Merrill Lynch & Co., Inc.                          21,000        1,252
    Merry Land &
       Investment Co., Inc. REIT                        2,200           48
-   Mesa Air Group Inc.                                 1,500            8
-   MetaCreations Corp.                                 1,797           20
    Methode Electronics, Inc. Class A                   6,849          135
-   Metra Biosystems, Inc.                              3,400           16
    Metris Cos., Inc.                                   2,400           79
-   Metrocall, Inc.                                       900            4
-   Metromail Corp.                                     3,300           82
-   Metromedia International
       Group, Inc.                                      3,900           49
-   Metzler Group, Inc.                                 1,700           55
-   Fred Meyer, Inc.                                    1,400           72
    Michael Foods Group, Inc.                           7,900          148
-   Micrion Corp.                                       2,000           34
-   MICROS Systems, Inc.                                1,100           46
-   Microsoft Corp.                                    78,500        9,928
    Mid Am Inc.                                         5,954          109
-   Microchip Technology, Inc.                          3,000           89
-   Micro Warehouse Inc.                                1,800           31
-   Micrografx, Inc.                                      600            4
-   Micron Electronics, Inc.                            5,000           89
-   Micron Technology, Inc.                            12,800          511
-   Microwave Power Devices, Inc.                       4,700           23
    Mid-America Realty Investments                      7,200           70
-   Mid Atlantic Realty Trust                           3,650           41
    Mid Atlantic Medical Services, Inc.                 5,700           89
    Mid-Iowa Financial Corp.                           12,000          110
    MidAmerican Energy Co.                              6,500          113
-   Midway Games Inc.                                   4,900          105
    Millenium Chemicals, Inc.                           4,600          105
    Herman Miller, Inc.                                 2,800          100
-   Miller Industries, Inc.                             2,300           37
    Millipore Corp.                                     2,600          114
-   Milwaukee Land Co.                                  5,500           54
    Mine Safety Appliances Co.                          1,200           74
    Minerals Technologies, Inc.                         1,200           45
    Minnesota Mining &
       Manufacturing Co.                               26,600        2,713
    Minnesota Power & Light Co.                         2,500           76
-   Mirage Resorts, Inc.                               11,300          285
    Mississippi Chemical Corp.                          1,000           21
    Mitchell Energy & Development
       Corp. Class A                                    2,200           45
-   Mizar Inc.                                          1,000            4
    Mobil Corp.                                        50,000        3,494
-   Mobile Telecommunications
       Technologies Corp.                               2,700           39
-   MobileMedia Corp.                                   3,000            1
-   Mobley Environmental
       Services, Inc, Class A                           6,600            2
    Modine Manufacturing Co.                            2,538           76
-   Mohawk Industries, Inc.                             3,700           84
-   Molecular Biosystems, Inc.                          3,097           28
    Molex, Inc.                                         7,570          277
-   Molten Metal Technology                             1,000            5

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
                                                       SHARES        (000)
--------------------------------------------------------------------------
    The Money Store                                     3,000     $     86
    Monsanto Co.                                       37,400        1,611
    Montana Power Co.                                   2,800           65
    Monterey Resources, Inc.                            3,300           49
    J.P. Morgan & Co., Inc.                            11,800        1,232
    Morgan Stanley, Dean Witter,
       Discover and Co.                                36,020        1,551
    Morrison Fresh Cooking Inc.                         1,437            7
    Morrison Health Care Inc.                           3,316           53
    Morton International, Inc.                          9,100          275
-   Mortons Restaurant Group                            2,456           49
    Mosinee Paper Corp.                                 2,100           51
    Motorola, Inc.                                     37,700        2,865
-   Mueller Industries Inc.                             2,100           92
-   MTL, Inc.                                           1,452           34
-   Multicare Cos., Inc.                                3,300           90
    Multigraphics Inc.                                  1,600            3
    Murphy Oil Corp.                                    2,600          127
-   Mycogen Corp.                                       1,900           37
    Myers Industries, Inc.                              2,600           44
    Mylan Laboratories, Inc.                            6,650           98
    NAC Re Corp.                                        2,400          116
    NCH Corp.                                           1,000           63
-   NCI Building Systems, Inc.                          1,300           42
-   NCO Group, Inc.                                     2,700           79
-   NCR Corp.                                          12,281          365
-   NFO Research Inc.                                   2,797           71
    NGC Corp.                                           9,300          144
-   NHP, Inc.                                           2,300           51
    NIPSCO Industries, Inc.                             4,200          174
    N L Industries, Inc.                                5,500           80
-   NTL Inc.                                            2,667           66
    NUI Corp.                                             400            9
    Nabisco Holdings Corp. Class A                      2,800          112
-   Nabors Industries, Inc.                             6,100          153
    NACCO Industries, Inc. Class A                        991           56
    Nalco Chemical Co.                                  3,800          147
    Nash-Finch Co.                                      1,900           42
-   Nashua Corp.                                        2,586           28
    National Bankcorp of Alaska Inc.                    1,200          102
-   National City Bancorporation                          880           19
    National City Corp.                                14,100          740
    National Community Bancorp                          3,100           69
    National Data Corp.                                 1,600           69
    National Fuel Gas Co.                               1,900           80
    National Health Investors REIT                      1,300           51
-   National Instruments Corp.                          1,400           49
-   National Medical Financial
       Services Corp.                                   9,400           26
-   National Patent
       Development Corp.                               11,040           86
    National Presto Industries, Inc.                    2,200           89
-   National Processing, Inc.                           3,100           32
-   National Semiconductor Corp.                        8,300          254
    National Service Industries, Inc.                   2,800          136
-   National Steel Corp. Class B                        3,200           54
-   National Western Life
       Insurance Co. Class A                              200           18
    NationsBank Corp.                                  50,868        3,281
    Nationwide Health Properties, Inc.                  2,300           51
-   Navigators Group, Inc.                              2,000           35
    Natural Wonders                                     4,300           17
-   Nautica Enterprises Inc.                            2,500           66
-   Navistar International Corp.                        4,000           69
    Neiman Marcus Group Inc.                            2,300           60
-   Nellcor Puritan Bennett, Inc.                       3,508           64
    Thomas Nelson, Inc.                                 4,750           66
-   Neoprobe Corp.                                      6,300           88
-   NETCOM On-Line Communication
       Services, Inc.                                   1,600           24
-   Netframe Systems Inc.                              14,800           14
-   NetManage, Inc.                                     3,800           11
-   Netscape Communications Corp.                       2,600           83
-   Network General Corp.                               2,600           39
-   Neurogen Corp.                                        680           15
    Nevada Power Co.                                    2,300           49
    New England Electric System                         3,600          133
    New Jersey Resources Corp.                          2,000           63
-   New Mexico & Arizona Land Co.                       2,521           36
    New Plan Realty Trust REIT                          3,500           77
    New York Bancorp Inc.                               2,200           76
    New York State Electric
       & Gas Corp.                                      3,700           77
    New York Times Co. Class A                          6,000          297
    Newell Co.                                          9,900          392
-   Newfield Exploration Co.                            2,200           44
    Newmont Gold Co.                                    7,100          284
    Newmont Mining Corp.                                9,042          353
    Newport News Shipbuilding Inc.                      2,040           40
-   NEXTEL Communications                              14,563          275
-   NeXstar Pharmaceuticals Inc.                        6,812           96
-   Niagara Mohawk Power Corp.                          8,700           74
    NICOR, Inc.                                         3,100          111
    NIKE, Inc. Class B                                 18,300        1,068
-   Nine West Group, Inc.                               2,100           80
-   99 Cents Only Stores                                1,100           33
    Noble Affiliates, Inc.                              3,400          132
-   Noble Drilling Corp.                                7,300          165
-   Noodle Kidoodle Inc.                                5,000           18
    NorAm Energy Corp.                                  9,300          142
-   Nord Resources Corp.                                8,100           25
    Nordson Corp.                                       1,700          110
    Nordstrom, Inc.                                     4,800          236
    Norfolk Southern Corp.                              8,000          806
    Norrell Corp.                                       2,400           79
-   Nortek, Inc.                                        2,500           60
    North American Mortgage Co.                         2,700           64
-   North American Vaccine, Inc.                        2,739           53
    North Fork Bancorporation, Inc.                    10,204          218
    Northeast Utilities                                 6,700           64
    Northern States Power Co.                           4,000          207
    Northern Trust Corp.                                6,900          334
    Northrop Grumman Corp.                              3,700          325
-   Northwest Airlines Corp. Class A                    6,000          219
    Northwest Natural Gas Co.                           2,450           64
    Northwest Savings Bank                              5,800           91
    Norwest Corp.                                      23,580        1,326
-   Nova Corp. (Georgia)                                1,700           44
-   NovaCare, Inc.                                      7,100           99
-   Nu-Kote Holding, Inc. Class A                       4,600           12
-   Novavax, Inc.                                       6,110           25
-   Novell, Inc.                                       20,000          138
-   Novellus Systems, Inc.                              2,300          198
    Nucor Corp.                                         5,500          311
-   Nuevo Energy Co.                                    1,700           70
    Numerex Corp.                                         500            3

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
BALANCED INDEX FUND                                    SHARES        (000)
--------------------------------------------------------------------------
-   nVIEW Corp.                                         3,300     $      7
    NYNEX Corp.                                        28,000        1,614
    OEA, Inc.                                           1,300           51
    OGE Energy Corp.                                    2,600          118
-   OHM Corp.                                           5,700           48
-   OIS Optical Imaging Systems, Inc.                   6,100           15
-   Oak Technology, Inc.                                2,900           28
-   Oakley, Inc.                                        7,000           98
    Oakwood Homes Corp.                                 4,100           98
-   Object Design, Inc.                                 5,400           46
-   Objective Systems Integrators, Inc.                 1,700           15
    Occidental Petroleum Corp.                         21,000          526
-   OccuSystems, Inc.                                   2,400           70
-   Ocean Energy Inc.                                   1,200           56
-   Oceaneering International, Inc.                     2,810           52
-   Octel Communications Corp.                          3,000           70
    Ocwen Financial Corp.                               1,700           55
-   Office Depot, Inc.                                  8,925          173
-   OfficeMax Inc.                                      7,200          104
-   Offshore Logistics, Inc.                            4,000           77
    Ogden Corp.                                         3,200           70
    Ohio Casualty Corp.                                 1,600           70
    Ohio Edison Co.                                     8,700          190
-   Old Dominion Freight Line, Inc.                     4,000           56
    Old Kent Financial Corp.                            2,431          131
    Old National Bancorp                                1,575           70
    Old Republic International Corp.                    5,050          153
-   Olicom AS                                             347            5
-   Olicom AS Warrants Exp. 6/12/00                       140            1
    Olin Corp.                                          2,800          109
    Olsten Corp.                                        3,950           77
    Omnicare, Inc.                                      4,600          144
    Omnicom Group Inc.                                  5,000          308
-   Omega Health Systems, Inc.                          5,700           41
    Omega Healthcare Investors, Inc.                    2,400           78
-   Omnipoint Corp.                                     3,200           53
-   On Assignment, Inc.                                 1,200           47
-   ONCOR Inc.                                          8,369           33
    One Valley Bancorp of
       West Virginia Inc.                               1,500           63
    ONEOK, Inc.                                         1,700           55
-   Ontrak Systems, Inc.                                2,000           60
-   Optical Cable Corp.                                 2,600           31
-   Oracle Corp.                                       43,925        2,211
    Orange & Rockland Utilities, Inc.                   2,500           84
    Orange-Co, Inc.                                     3,600           28
-   Oravax, Inc.                                        2,600            7
    Oregon Metallurgical Corp.                          2,100           59
-   Organogenesis, Inc.                                 5,938          116
    Oregon Steel Mills, Inc.                            1,600           32
    Orion Capital Corp.                                   900           66
-   Orthodontic Centers of
       America, Inc.                                    2,700           49
-   Oryx Energy Co.                                     6,000          127
    Oshkosh Truck Corp.                                 2,900           42
-   Osicom Technologies, Inc.                           4,042           26
    Otter Tail Power Co.                                2,098           68
-   Outback Steakhouse                                  2,200           53
-   Outdoor Systems, Inc.                               2,400           92
    Overseas Shipholding Group Inc.                     1,900           37
    Owens Corning                                       2,800          121
-   Owens-Illinois, Inc.                                7,400          229
-   Oxford Health Plan                                  4,700          337
-   Oxigene, Inc.                                       1,000           35
-   PDT, Inc.                                           1,600           58
    PECO Energy Corp.                                  13,000          273
    PG&E Corp.                                         25,500          618
-   PHP Healthcare Corp.                                2,800           37
-   PICO Holdings Inc.                                  7,014           32
-   PMC Sierra Inc.                                     3,466           91
    The PMI Group Inc.                                  2,200          137
-   PMT Services Inc                                    1,900           29
    PNC Bank Corp.                                     21,035          876
    PP&L Resources Inc.                                10,400          207
    PPG Industries, Inc.                               11,700          680
-   PRI Automation, Inc.                                4,400          167
    PXRE Corp.                                          2,000           62
    PACCAR, Inc.                                        4,450          207
    Pacific Century Financial Corp.                     2,250          104
    Pacific Chemical Inc.                                  70            1
    Pacific Enterprises                                 4,700          158
    PacifiCare Health Systems Inc.
       Class A                                            712           43
-   PacifiCare Health Systems Inc.
       Class B                                          1,868          119
    PacifiCorp                                         18,900          416
-   Paging Network, Inc.                                5,900           52
    PaineWebber Group, Inc.                             5,600          196
-   Pairgain Technologies, Inc.                         3,600           56
    Pall Corp.                                          7,066          164
-   PanAmSat Corp.                                      1,035           30
-   Papa John's International, Inc.                     1,800           66
-   Parametric Technology Corp.                         7,800          332
-   Park-Ohio Industries, Inc.                          4,400           66
    Parker & Parsley Petroleum Co.                      3,800          134
    Parker Hannifin Corp.                               4,800          291
-   ParkerVision, Inc.                                    400            8
    Parkway Properties Inc.                             2,800           75
-   PathoGenesis Corp.                                  1,800           52
    Patriot American
       Hospitality, Inc. REIT                           2,600           66
    Paychex, Inc.                                       6,713          258
-   Payless ShoeSource, Inc.                            2,080          114
-   PEC Israel Economic Corp.                           4,000           96
-   Pediatrix Medical Group, Inc.                       1,600           73
-   Pegasystems Inc.                                    1,700           53
-   The Penn Traffic Co.                                4,000           32
    Penn Virginia Corp.                                 1,000           50
    Penncorp Financial Group Inc.                       1,700           65
    J.C. Penney Co., Inc.                              16,105          840
    Pennsylvania Enterprises Inc.                       1,966           50
    Pennzoil Co.                                        2,700          207
    Pentair, Inc.                                       3,700          122
    Peoples Bank of Bridgeport                          3,600           94
-   People's Choice TV Corp.                            2,200            3
    Peoples Energy Corp.                                2,100           79
    Peoples First                                       3,935          113
    Peoples Heritage Financial
       Group Inc.                                       2,600           98
-   PeopleSoft Inc.                                     6,600          348
    Pep Boys (Manny, Moe & Jack)                        3,200          109
    PepsiCo, Inc.                                      99,400        3,734
-   Perclose, Inc.                                      1,200           30
-   Performance Food Group Co.                            450           10
    Perkin-Elmer Corp.                                  2,800          223
-   Perrigo Co.                                         6,900           87

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
                                                       SHARES        (000)
--------------------------------------------------------------------------
-   PerSeptive Biosystems, Inc.                           650     $      4
-   Personnel Group of America, Inc.                    2,800           81
-   Pete's Brewing Co.                                    600            4
-   Petrocorp, Inc.                                     4,822           42
    Petroleum Heat & Power Co.                          9,600           26
    Petrolite Corp.                                     1,900          118
-   PETsMART, Inc.                                      7,248           83
    Pfizer, Inc.                                       40,900        4,888
-   Pharmaceutical Markets                              6,100           66
-   Pharmacopeia, Inc.                                  2,100           27
    Phelps Dodge Corp.                                  4,200          358
-   Philadelphia Consolidated
       Holding Corp.                                    1,800           60
    Philip Morris Cos., Inc.                          156,600        6,949
    Phillips Petroleum Co.                             16,800          735
    Phillips-Van Heusen Corp.                           1,200           18
-   Phoenix Network, Inc.                               4,400           16
-   Photronics Labs Inc.                                1,500           71
-   PhyCor, Inc.                                        3,250          112
    Physician Corp. of America                          1,800           11
-   Physician Reliance Network, Inc.                    4,500           42
-   Physician Sales & Service, Inc.                     2,900           55
-   Physio-Control International Corp.                  2,400           36
-   PictureTel Corp.                                    2,800           27
    Piedmont Natural Gas, Inc.                          1,800           46
    Pier 1 Imports Inc.                                 6,205          164
    Pinnacle Bancorp Group Inc.                         1,800           38
-   Pinnacle Micro Inc.                                 4,450            5
    Pinnacle West Capital Corp.                         4,800          144
    Pioneer Group Inc.                                  2,700           62
    Pioneer Hi-Bred International, Inc.                 5,300          424
    Pioneer Standard Electronics Inc.                   7,200           98
    Piper Jaffray Cos., Inc.                            3,000           62
    Pitney Bowes, Inc.                                  9,500          660
-   Pittencrieff Communications, Inc.                   6,331           34
    Pittston Brink's Group                              2,500           75
    Pittston Burlington Group                           2,450           69
    Pittway Corp. Class A                               1,300           65
-   Pixar, Inc.                                         3,200           50
-   Pizza Inn, Inc.                                     9,200           37
-   Plains Resources                                    1,917           28
-   Planet Hollywood International, Inc.
       Class A                                          5,600          128
-   Planet Polymer Technology, Inc.                     5,200           15
-   Plantronics, Inc.                                   1,300           65
-   Platinum Software Co.                               2,274           24
-   PLATINUM technology, Inc.                           3,600           48
-   Playtex Products, Inc.                              6,900           65
    Plenum Publishing Corp.                             1,100           42
    Ply-Gem Industries, Inc.                              400            7
    Poe & Brown, Inc.                                   2,900          105
    Pogo Producing Co.                                  4,600          178
    Polaris Industries, Inc.                            1,700           55
    Polaroid Corp.                                      2,300          128
-   Policy Management Systems Corp.                     2,900          136
    Popular Inc.                                        4,100          165
    Portland General Electric Co.                       3,200          127
    Post Properties, Inc. REIT                          1,300           53
    Potash Corp. of Saskatchewan, Inc.                    354           27
    Potlatch Corp.                                      1,800           81
    Potomac Electric Power Co.                          6,700          155
    Praxair, Inc.                                       9,600          538
    Precision Castparts Corp.                           1,300           78
-   Precision Response Corp.                            2,000           33
    Premark International, Inc.                         3,300           88
    Premier Farnell PLC ADR                             1,645           26
    Premier Farnell PLC $1.35
       Cvt. Pfd. ADR                                    1,326           30
-   Premisys Communications, Inc.                       1,500           24
    Prentiss Properties Trust REIT                      2,400           62
-   Presstek, Inc                                         700           61
    T. Rowe Price                                       3,400          176
    Price REIT, Inc.                                      700           25
-   Primadonna Resorts, Inc.                            2,200           43
-   Primark Corp.                                       5,300          141
-   Prime Hospitality Corp.                             2,300           45
-   Prime Service, Inc.                                 1,700           54
    Primex Technologies, Inc.                             280            6
    Procter & Gamble Co.                               43,300        6,116
-   Proffitt's, Inc.                                    1,200           53
-   Progress Software Corp.                             2,800           45
    Progressive Corp. of Ohio                           4,600          400
-   Project Software &
       Development, Inc.                                1,400           20
-   Promus Hotel Corp.                                  2,700          105
    Protective Life Corp.                               1,800           90
-   Proteon Inc.                                        2,600            5
-   Provident American Corp.                            2,800           14
    Provident Cos., Inc.                                4,840          259
-   Provident Financial Group                           2,200           94
    Providian Financial Corp.                           6,100          196
-   Proxim, Inc.                                        1,800           44
-   Proxymed Pharmacy, Inc.                             2,900           28
    Public Service Co. of Colorado                      4,200          174
    Public Service Co. of New Mexico                    2,300           41
    Public Service Co. of
       North Carolina, Inc.                             1,600           31
    Public Service Enterprise
       Group Inc.                                      14,800          370
    Public Storage Properties XI
       Class A                                            100            2
    Public Storage, Inc. REIT                           5,819          170
-   Pudgie's Chicken, Inc.                              7,100            9
    Puerto Rican Cement Co., Inc.                       2,900           94
    Puget Sound Energy Inc.                             6,180          164
    Pulitzer Publishing Co.                             1,333           71
    Pulte Corp.                                         1,600           55
-   Pure Atria Software Corp.                           2,481           35
-   QLogic Corp.                                        1,473           37
    Quaker Chemical Corp.                               2,300           40
    The Quaker Oats Co.                                 8,700          390
-   QUALCOMM, Inc.                                      4,200          214
-   Quality Food Centers Inc.                           1,600           61
-   Quality Systems, Inc.                               2,400           17
-   Quantum Corp.                                       8,400          171
-   Quest Diagnostics Inc.                              1,762           36
    Questar Corp.                                       2,000           81
    Quick & Reilly Group, Inc.                          5,001          116
-   QuickResponse Services, Inc.                        1,100           39
-   Quiksilver, Inc.                                    2,900           92
-   Quickturn Design Systems, Inc.                      5,800           69
-   Quintel Entertainment, Inc.                           800           13
-   Quintiles Transnational Corp.                       2,000          139
-   Quorum Health Group, Inc.                           2,600           93
    RFS Hotel Investors, Inc. REIT                      4,100           74
    RJR Nabisco Holdings Corp.                         17,499          577

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
BALANCED INDEX FUND                                    SHARES        (000)
--------------------------------------------------------------------------
    R.L.I. Corp.                                        2,625     $     96
    RPM Inc. (Ohio)                                     3,625           67
-   Racotek, Inc.                                       7,000           15
-   RailTex, Inc.                                         994           18
-   Rainbow Technologies, Inc.                          4,000           74
-   Rainforest Cafe, Inc.                               2,350           59
-   Ralcorp Holdings, Inc.                              3,533           52
    Ralston-Ralston Purina Group                        6,815          560
-   Ramtron International Corp.                         6,100           37
-   Raptor Systems, Inc.                                3,100           35
-   Rare Hospitality International Inc.                 4,600           57
-   Raster Graphics, Inc.                                 600            4
-   Rational Software Corp.                             2,430           41
    Raychem Corp.                                       2,900          216
    Rayonier Inc.                                       1,800           76
    Raytheon Co.                                       15,200          775
-   Read-Rite Corp.                                     3,800           79
    Reader's Digest Assn., Inc. Class A                 6,100          175
-   Reading & Bates Corp.                               5,100          136
-   Recovery Engineering, Inc.                          4,600           76
-   Red Brick Systems, Inc.                             2,700           20
    Redwood Trust, Inc.                                 1,200           56
    Reebok International Ltd.                           3,413          160
-   Regal Cinemas, Inc.                                 1,800           59
    Regions Financial Corp.                             9,436          299
    Regis Corp.                                         4,140           97
-   Regent Assisted Living, Inc.                        1,500            8
    Reinsurance Group of America, Inc.                  1,000           58
    Reliance Acceptance Group Inc.                      1,000            5
    Reliance Bancorp, Inc.                              2,000           59
    Reliance Group Holdings                             7,000           83
    Reliastar Financial Corp.                           2,385          174
-   Remedy Corp.                                        2,400           96
    Renal Treatment Centers, Inc.                       1,000           27
-   Republic Industries, Inc.                          16,530          407
    Republic New York Corp.                             3,600          387
-   ReSound Corp.                                       5,200           30
-   Retirement Care Associates, Inc.                    8,268          102
-   Revlon, Inc.                                        1,300           67
-   Rexall Sundown, Inc.                                1,800           70
    Reynolds & Reynolds Class A                         5,300           83
    Reynolds Metals Co.                                 4,100          292
    Rhone-Poulenc Rorer, Inc.                           8,400          763
    Richfood Holdings, Inc.                             8,850          230
    Riggs National Corp.                                1,900           39
-   Right Management Consultants                        2,000           23
-   Rio Hotel and Casino, Inc.                          3,000           45
    Rite Aid Corp.                                      7,575          378
    Roadway Express Inc.                                1,000           23
-   Robert Half International, Inc.                     5,100          240
    Rochester Gas and Electric Corp.                    1,900           40
-   Rochester Medical Corp.                             2,300           32
    Rockwell International Corp.                       14,000          826
-   Rockshox, Inc.                                      4,600           80
-   Rogers Corp.                                        2,100           74
    Rohm & Haas Co.                                     3,800          342
-   Rohr, Inc.                                          4,000           88
    Rollins, Inc.                                       3,600           72
    Rollins Truck Leasing                               6,750          100
-   Ronson Corp.                                        2,400            6
    Roosevelt Financial Group                           2,500           56
    Roper Industries Inc.                               3,236          168
    Ross Stores, Inc.                                   3,000           98
-   Ross Technology, Inc.                               2,800            6
    Rouse Co.                                           4,300          127
-   Rowan Cos., Inc.                                    5,100          144
-   Royal Appliance
       Manufacturing Co.                                6,014           51
    Royal Caribbean Cruises, Ltd.                       7,900          276
    Rubbermaid, Inc.                                    8,900          265
-   Ruby Tuesday, Inc.                                  2,875           65
    Ruddick Corp.                                       4,300           71
    Russell Corp.                                       2,200           65
-   Rutherford-Moran Oil Corp.                          1,700           40
-   Ryan's Family Steak Houses, Inc.                    8,000           68
    Ryder System, Inc.                                  5,300          175
    SBC Communications Inc.                            65,195        4,034
-   SCI Systems, Inc.                                   1,600          102
-   SDL, Inc.                                           2,500           48
    SEI Corp.                                           2,400           58
    Semco Energy Inc.                                   3,068           53
-   SMC Corp.                                           1,200           10
-   SPS Technologies, Inc.                                824           58
-   SPS Transaction Services                            1,400           26
-   S3, Inc.                                            2,800           31
    SAFECO Corp.                                        8,100          378
-   Safeguard Scientifics, Inc.                         1,806           57
    Safety-Kleen Corp.                                  3,500           59
-   Safeway, Inc.                                      17,205          794
-   Saga Communications, Inc.                           3,468           64
    St. Francis Capital Corp.                           1,200           45
    St. Joe Corp.                                       1,600          134
    St. John Knits, Inc.                                1,700           92
-   St. Jude Medical, Inc.                              6,100          238
    St. Mary Land & Exploration Co.                     2,372           83
    St. Paul Bancorp, Inc.                              3,691          123
    St. Paul Cos., Inc.                                 5,200          397
-   Saks Holdings, Inc.                                 3,700           93
    Salient 3 Communications Class A                    2,500           31
    Salomon, Inc.                                       7,000          389
-   Samsonite Corp.                                     1,300           57
-   Sanchez Computer Associates, Inc.                     181            2
-   SanDisk Corp.                                       3,400           50
-   John B. Sanfilippo & Son, Inc.                      5,600           39
-   Sanmina Corp.                                       1,100           69
-   Santa Fe Energy Resources, Inc.                     5,400           79
    Santa Monica Bank                                     500           11
    Sara Lee Corp.                                     30,800        1,282
-   Satcon Technology Corp.                             3,007           29
    Savannah Foods & Industries, Inc.                   4,800           84
-   Sawtek Inc.                                         1,300           44
    Sbarro, Inc.                                        2,300           64
    SCANA Corp.                                         6,600          164
-   Henry Schein, Inc.                                  2,100           65
-   R. P. Scherer Corp.                                 1,400           72
-   Scherer Health                                      3,200            7
    Schering-Plough Corp.                              47,000        2,250
    Schlumberger Ltd.                                  15,600        1,950
    Schnitzer Steel Industries, Inc.
       Class A                                          2,000           59
-   Scholastic Corp.                                      900           31
-   Schuler Homes Inc.                                  2,200           13
    A. Schulman Inc.                                    1,900           47
    Charles Schwab Corp.                               10,800          439
    Schweitzer-Mauduit
       International, Inc.                              1,850           69

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
                                                       SHARES        (000)
--------------------------------------------------------------------------
-   Sciclone Pharmaceuticals                              800     $      4
    Scientific-Atlanta, Inc.                            4,000           88
-   Scientific Games Holdings Corp.                     3,200           66
-   Scios, Inc.                                         2,300           14
-   Scopus Technology, Inc.                             3,600           80
-   The Score Board, Inc.                              16,500           16
-   Scotts Co.                                          3,800          110
    E.W. Scripps Co.                                    4,800          200
    Seacoast Banking Corp. of
       Florida Class A                                  3,200           96
-   SEACOR SMIT Inc.                                      800           42
-   Seagate Technology                                 15,368          541
-   Seagull Energy Corp.                                3,804           67
-   Sealed Air Corp.                                    2,700          128
    Sears, Roebuck & Co.                               24,900        1,338
-   Seattle FilmWorks, Inc.                             3,375           40
    Security Capital Corp.                              1,300          123
    Security Capital Atlantic Inc.                      2,300           55
    Security Capital Industrial
       Trust REIT                                       5,823          125
    Security Capital Pacific Inc. REIT                  4,900          112
    Security Connecticut Corp.                          1,200           66
-   Security Dynamics
       Technologies, Inc.                               2,400           88
-   Security First Network Bank                         1,547           11
    Sensormatic Electronics Corp.                       3,500           45
-   Sepracor Inc.                                       4,700          121
-   Sequa Corp. Class A                                 1,456           82
-   Sequent Computer Systems, Inc.                      4,100           86
-   SEQUUS Pharmaceuticals, Inc.                        4,600           29
    Service Corp. International                        15,100          496
-   Service Merchandise Co., Inc.                      13,200           40
    Shared Medical Systems Corp.                        1,437           77
    Shaw Industries, Inc.                               7,000           74
    Sherwin-Williams Co.                               10,200          315
-   Shiva Corp.                                         1,600           17
-   Shoe Carnival, Inc.                                   650            6
-   Shoney's Inc.                                       8,295           49
-   Shorewood Packaging                                 2,500           57
-   ShowBiz Pizza Time, Inc.                            3,700           98
    Showboat, Inc.                                      3,600           63
-   Shuffle Master, Inc.                                2,833           23
    Shurgard Storage
       Centers, Inc. Class A REIT                       1,800           50
-   Siebel Systems, Inc.                                2,200           71
    Sierra Pacific Resources                            1,800           58
    Sigma-Aldrich Corp.                                 6,200          217
-   Signal Technology Corp.                             4,147           26
    Signet Banking Corp.                                3,833          138
    SIG Corp.                                           2,550           65
-   Silicon Gaming, Inc.                                  600            8
-   Silicon Graphics, Inc.                             10,204          153
-   Silicon Valley Bancshares                           2,000           91
-   Silicon Valley Research, Inc.                       3,100            3
    Simon DeBartolo Group, Inc. REIT                    5,684          182
    Simulation Sciences, Inc.                           3,000           45
-   SITEL Corp.                                         4,400           91
    Sizzlers Property Investors, Inc.                   4,100           42
-   Sizzler International                              13,700           40
-   SmarTalk Teleservices, Inc.                         3,000           47
-   Smith Corona Corp.
       Warrants Exp. 2/28/99                              620            1
    A.O. Smith Corp.                                    1,500           53
-   Smith International, Inc.                           2,400          146
-   Smithfield Foods, Inc.                              2,500          154
-   Smith's Food & Drug Centers, Inc.
       Class B                                          1,966          105
-   Snyder Communications, Inc.                         2,000           54
    Snap-On Inc.                                        3,950          156
-   Software Spectrum, Inc.                             2,400           31
-   Sofamor Danek Group, Inc.                           1,100           50
-   Sola International, Inc.                            1,500           50
-   Solectron Corp.                                     3,500          245
    Somerset Group, Inc.                                5,156           77
    Sonat, Inc.                                         5,300          272
    Sonoco Products                                     5,000          152
    Sotheby's Holdings Class A                          3,300           56
    Southdown, Inc.                                     2,700          118
    Southern Co.                                       42,800          936
    Southern New England
       Telecommunications Corp.                         4,300          167
-   Southern Union Co.                                  5,630          129
-   Southland Corp.                                    22,300           75
    SouthTrust Corp.                                    6,448          267
    Southwest Airlines Co.                              8,950          232
    Southwest Bancshares, Inc.                          1,776           38
    Southwest Gas Corp.                                 3,600           72
    Southwestern Energy Co.                             1,600           21
    Southwestern Public Service Co.                     2,600          102
    Sovereign Bancorp, Inc.                             2,910           44
    Sovran Self Storage, Inc. REIT                      2,200           64
-   SpaceLabs Medical, Inc.                             2,500           64
-   Spacetec IMC Corp.                                  4,200           14
    Spartan Motors, Inc.                                5,800           45
-   SpectraLink Corp.                                   8,600           49
-   SpecTran Corp.                                      4,200           81
-   Spectranetics Corp.                                 2,900            9
-   Spectrum Holobyte                                   2,000           10
-   Speedfam International, Inc.                          700           25
-   Speedway Motorsports, Inc.                          2,600           57
-   Spelling Entertainment                              9,900           68
-   Spiegel, Inc. Class A                               8,500           57
    Spieker Properties, Inc. REIT                       2,800           99
-   Splash Technology Holdings, Inc.                    2,800          101
    Springs Industries Inc. Class A                     1,200           63
    Sprint Corp.                                       27,340        1,439
-   Spyglass, Inc.                                      3,000           25
-   Stac, Inc.                                          2,670           10
-   Standard Commercial Tobacco Co.                     4,363           76
    Standard Financial, Inc.                            1,500           37
-   Standard Microsystem                                4,300           38
    Standard Motor Products, Inc.                       3,300           45
    Standard Products Co.                               3,700           93
    The Standard Register Co.                           1,100           34
    Stanhome, Inc.                                      2,300           76
    The Stanley Works                                   5,500          220
-   Staodynamics Inc.                                   8,300           12
-   Staples, Inc.                                       9,825          228
    Star Banc Corp.                                     5,400          228
-   Starbucks Corp.                                     4,800          187
    L. S. Starrett Co. Class A                          1,400           45
-   Starter Corp.                                       8,200           37
    Starwood Lodging Trust REIT                         2,400          102
    State Street Corp.                                 10,000          463

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
BALANCED INDEX FUND                                    SHARES        (000)
--------------------------------------------------------------------------
-   Station Casinos, Inc.                               5,900     $     49
-   Steel Dynamics, Inc.                                3,100           78
-   Stein Mart, Inc.                                    1,500           45
-   STERIS Corp.                                        2,054           77
-   Sterling Commerce, Inc.                             5,607          184
-   Sterling Software, Inc.                             2,200           69
    Stewart & Stevenson Services, Inc.                  3,000           78
    Stewart Enterprises, Inc. Class A                   2,250           94
    Stone Container Corp.                               5,700           82
-   Stone Energy Corp.                                  2,300           63
-   Storage Technology Corp.                            3,796          169
    Storage USA, Inc. REIT                              1,000           38
-   Strategic Distribution, Inc.                        5,800           22
-   Stratosphere Corp.                                  6,100            2
-   Strattec Strategy Corp.                             2,100           43
-   Stratus Computer, Inc.                              2,300          115
    Stride Rite Corp.                                   6,600           85
    Stryker Corp.                                       6,300          221
    Student Loan Marketing Assn.                        3,500          445
    Student Loan Corp.                                  1,200           51
    Sullivan Dental Products, Inc.                      1,000           18
    Sumitomo Bank of California                         2,700           79
-   Summit Care Corp.                                   4,100           56
    Summit Bancorp                                      6,313          316
    Sun Co., Inc.                                       4,337          134
-   Sun Microsystems, Inc.                             22,800          849
    SunAmerica Inc.                                     7,200          351
-   Sun Healthcare Group, Inc.                          3,800           79
    Sunbeam Corp.                                       4,900          185
    Sundstrand Corp.                                    3,600          194
-   SunGard Data Systems, Inc.                          2,700          126
-   Sunglass Hut International, Inc.                    5,300           34
-   Sunrise Medical, Inc.                               3,500           53
    SunTrust Banks, Inc.                               14,200          782
-   SuperGen, Inc.                                        600            9
    Superior Industries
       International, Inc.                              1,400           37
    Superior Surgical
       Manufacturing Co., Inc.                          5,900           69
    SuperValu Inc.                                      3,500          121
-   Supreme International Corp.                         2,100           33
    Susquehanna Bancshares, Inc.                        1,300           51
-   Swift Transportation Co., Inc.                      1,800           54
-   Sybase, Inc.                                        3,840           57
-   Sybron International Corp.                          6,004          239
-   Sykes Enterprises, Inc.                             1,800           47
-   Sylvan Learning Systems, Inc.                         850           29
-   Symantec Corp.                                      3,000           59
    Symbol Technologies, Inc.                           1,950           66
-   Syms Corp.                                          2,500           25
-   Synagro Technologies Inc.                           4,100           10
    Synalloy Corp.                                      2,000           35
-   Syncor International Corp.                          2,300           24
-   Synopsys, Inc.                                      3,049          113
-   Synetic, Inc.                                       1,100           41
    Synovus Financial Corp.                            10,725          296
    Sysco Corp.                                        10,600          387
-   TBC Corp.                                           7,800           66
    TCA Cable Television, Inc.                          2,500           94
    TCF Financial Corp.                                 2,278          112
-   TCI Satellite Entertainment, Inc.
       Class A                                          3,804           30
    TECO Energy, Inc.                                   7,200          184
-   Tessco Technologies, Inc.                             300            7
    TIG Holdings, Inc.                                  3,500          109
    TJX Cos., Inc.                                     10,000          264
    TNP Enterprises, Inc.                               1,700           39
-   TRO Learning, Inc.                                  3,600           32
    TRW, Inc.                                           7,900          449
-   TST Impreso, Inc.                                     200            3
    Tab Products                                        9,100           90
-   Talbert Medical
       Management Holdings                                179            8
    Talbots Inc.                                        1,800           61
    Tambrands, Inc.                                     2,200          110
-   Tandem Computers, Inc.                              5,700          115
    Tandy Corp.                                         3,400          190
    Tanger Factory Outlet Centers, Inc.                 1,289           35
    Tappan Zee Financial, Inc.                            700           12
-   Tatham Offshore, Inc.                               6,300            3
    Taubman Co. REIT                                    6,900           91
-   Tech Data Corp.                                     2,500           79
-   Tech-Sym Corp.                                      1,998           67
-   Techne                                              3,800          114
-   Technical Chemicals and
       Products, Inc.                                   4,200           40
-   Technology Solutions Co.                            6,000          237
-   Tecnol Medical Products Inc.                        5,400          119
    Tecumseh Products Co. Class A                       2,200          132
    Tecumseh Products Co. Class B                       1,000           56
-   Telco Systems, Inc.                                 1,900           17
-   Tejas Gas Corp.                                     1,175           46
-   Tekelec                                             2,700           95
    Tektronix, Inc.                                     1,600           96
-   Tel-Save Holdings, Inc.                             3,600           55
-   Tele-Communications, Inc. Class A                  42,542          631
-   Tele-Communications
       International, Inc. Series A                     6,500          100
-   Tele-Communications Liberty
       Media Group Class A                              6,448          153
    Teleflex Inc.                                       2,074           65
    Telephone & Data Systems, Inc.                      3,500          133
-   TeleSpectrum Worldwide Inc.                         2,900           20
-   Tellabs, Inc.                                      10,800          603
    Telxon Corp.                                        1,800           32
-   Telular Corp.                                       6,400           22
    Temple-Inland Inc.                                  3,100          167
-   Teletech Holdings Inc.                             11,400          299
-   Tenet Healthcare Corp.                             18,840          557
    Tenneco, Inc.                                      11,000          497
-   Teradyne, Inc.                                      4,800          188
    Terra Industries, Inc.                              4,900           57
    Texaco Inc.                                        16,800        1,827
    Texas Industries, Inc.                              2,800           74
    Texas Instruments, Inc.                            11,800          992
    Texas Regional Bancshares, Inc.                     1,400           58
    Texas Utilities Co.                                13,893          478
    Textron, Inc.                                      11,200          743
-   Theragenics Corp.                                   3,558           81
-   Thermedics Detection Inc.                             430            5
-   Thermo Cardiosystems Inc.                           1,800           47
-   Thermo Electron Corp.                               8,962          308
-   Thermo Fibertek, Inc.                               5,550           57
-   Thermo Instrument Systems, Inc.                     6,025          185
-   Thermo TerraTech, Inc.                              4,100           47
-   Thermo VolTek                                       5,050           35

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
                                                       SHARES        (000)
--------------------------------------------------------------------------
-   ThermoLase Corp.                                    2,200     $     31
-   Thermotrex Corp.                                    2,000           50
-   Thermedics, Inc.                                    4,300           67
    Thiokol Corp.                                       1,100           77
    Thomas & Betts Corp.                                3,300          173
-   Thompson PBE, Inc.                                    900            5
    Thornburg Mortgage Asset Corp.                      3,600           77
-   3Com Corp.                                         20,425          918
-   3DO Co.                                             4,800           17
-   360 Communications Co.                              7,346          126
    Tidewater, Inc.                                     3,400          150
    Tiffany & Co.                                       2,100           97
    Timberline Software Corp.                           3,717           34
    Time Warner, Inc.                                  36,100        1,742
    Times Mirror Co.                                    2,876           89
    Times Mirror Co. Class A                            6,400          354
    The Timken Co.                                      3,200          114
    Titan International, Inc.                           3,000           53
-   Titanium Metals Corp.                               2,000           63
-   Todd Shipyards Corp.                                4,753           20
    Todhunter International, Inc.                       4,200           31
-   Toll Brothers, Inc.                                 6,100          112
    Tootsie Roll Industries, Inc.                       1,273           57
-   The Topps Co., Inc.                                 9,400           40
    Torch Energy Royalty Trust                          3,100           33
    Torchmark Corp.                                     4,400          314
    The Toro Co.                                        2,600           98
    Tosco Corp.                                         9,300          278
-   Total Containment                                   2,100            5
    Total Petroleum
       (North America) Ltd.                             2,800           28
-   Total Renal Care Holdings, Inc.                     1,800           72
    Total System Services, Inc.                         7,600          185
    Town & Country Trust REIT                           4,300           66
-   Toy Biz                                             2,600           21
-   Toys R Us, Inc.                                    18,440          645
-   Tractor Supply Co.                                  2,700           48
-   Trak Auto Corp.                                     1,200           14
-   TransAct Technologies Inc.                          2,900           40
-   Trans World Gaming Corp.                            2,200            1
-   Transaction Systems
       Architects, Inc.                                 1,400           48
    Transamerica Corp.                                  4,000          374
    Transatlantic Holdings                              1,200          119
    Transocean Offshore, Inc.                           3,000          218
    TransPro Inc.                                         900            8
-   TransTexas Gas Corp.                                4,500           71
-   Transworld Healthcare Inc.                            374            4
    Travelers Group Inc.                               40,702        2,567
    Travelers Property Casualty Corp.                   3,800          152
    Tredegar Industries Inc.                            3,900          216
-   Tremont Corp.                                       1,142           50
    Trenwick Group Inc.                                 1,650           62
-   Triangle Pacific Corp.                              2,500           79
-   Trident Microsystems, Inc.                          1,800           20
    Triad Guaranty, Inc.                                1,800           82
-   Triarc Cos., Inc. Class A                           2,000           41
    Tribune Co.                                         7,600          365
    TriMas Corp.                                        2,400           68
    Trinity Industries, Inc.                            2,050           65
-   TriQuint Semiconductor, Inc.                        4,200          144
    True North Communications                           3,600           89
-   Trump Hotels & Casino
       Resorts, Inc.                                    4,100           44
    Trustco Bank                                        3,000           64
    Trustmark Corp.                                     2,200           62
-   Tucson Electric Power Co.                           2,100           30
    Tupperware Corp.                                    3,300          120
    20th Century Industries of CA                       3,800           80
    Tyco International Ltd.                            10,650          741
-   Tyler Corp.                                        12,500           26
    Tyson Foods, Inc.                                  13,500          257
-   UAL Corp.                                           3,700          265
-   UCAR International, Inc.                            2,700          124
    UGI Corp. Holding Co.                               2,100           46
-   UICI                                                2,700           79
    UMB Financial Corp.                                 1,260           55
    UNR Industries, Inc.                                9,000           61
    UNUM Corp.                                          9,000          378
-   USA Waste Service                                   9,550          369
    UST Inc.                                           11,800          327
    USF&G Corp.                                         7,200          173
-   USG Corp.                                           2,700           99
    USX Delhi Group                                     4,800           63
    USX-Marathon Group                                 17,700          511
    USX-U.S. Steel Group                                4,900          172
-   Ultrafem, Inc.                                      1,800           25
    Ultramar Diamond Shamrock Corp.                     5,036          164
    Unifi, Inc.                                         3,200          120
    Uniforce Services Inc.                                600           11
    Unicom Corp.                                       12,900          287
    Union Camp Corp.                                    4,300          215
    Union Carbide Corp.                                 8,200          386
    Union Electric Co.                                  6,500          245
    Union Pacific Corp.                                15,673        1,105
    Union Pacific Resources
       Group, Inc.                                     15,281          380
    Union Planters Corp.                                3,600          187
    Union Texas Petroleum
       Holdings, Inc.                                   5,200          109
    UnionBanCal Corp.                                   2,500          180
-   Uniphase Corp.                                      1,000           58
-   Uniroyal Technology Corp.                           6,900           27
    Unisource Worldwide, Inc.                           7,750          124
-   Unisys Corp.                                        8,700           66
-   Unit Corp.                                         16,900          176
    United Asset Management Corp.                       3,200           91
    United Carolina Bancshare Corp.                     1,200           62
    United Cos. Finance Corp.                           1,700           48
    United Dominion Industries Ltd.                     4,100          101
    United Dominion Realty Trust REIT                   5,500           78
    United Healthcare Corp.                            11,415          594
    United Illuminating Co.                             2,300           71
-   United International Holdings, Inc.
       Class A                                          4,400           45
-   United Leisure Corp.                                1,800            1
-   United Meridian Corp.                               2,100           63
    United National Bancorp                             1,000           40
-   United Natural Foods, Inc.                          2,800           58
-   United Payors & United
       Providers, Inc.                                  2,900           39
-   United States Can Co.                               4,291           61
-   US Airways Group Inc.                               3,700          130
    US Bancorp, Inc.                                      700           38

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
TOTAL STOCK MARKET PORTFOLIO                           SHARES        (000)
--------------------------------------------------------------------------
    U.S. Bancorp                                       10,115     $    649
-   U.S. Bioscience                                     5,050           49
-   U.S. Cellular Corp.                                 4,900          145
-   U.S. Filter Corp.                                   4,300          117
-   U.S. Home Corp.                                     2,100           56
-   U.S. Industries, Inc.                               3,100          110
-   U.S. Office Products Co.                            3,800          116
-   U.S. Satellite Broadcasting Co., Inc.
       Class A                                          5,200           43
    U.S. Surgical Corp.                                 3,600          134
    U S WEST Communications Group                      30,400        1,146
-   U S WEST Media Group                               39,700          804
    U. S.Trust Corp.                                    2,098           98
    United Technologies Corp.                          15,000        1,245
    United Television, Inc.                             1,487          146
-   United Waste Systems, Inc.                          2,100           86
    United Wisconsin Services, Inc.                       800           27
    Unitrin, Inc.                                       2,400          147
-   Unitrode Corp.                                      3,589          181
    Universal Corp.                                     1,800           57
-   Universal Electronics, Inc.                         2,900           20
    Universal Foods Corp.                               1,500           57
-   Universal Health Services Class B                   1,700           65
    Unocal Corp.                                       16,100          625
-   Uranium Resources, Inc.                             2,600           15
-   UroQuest Medical Corp.                              6,800           43
-   USDATA Corp., Inc.                                  2,497            9
    UtiliCorp United, Inc.                              3,200           93
    VF Corp.                                            4,100          347
-   VLSI Technology, Inc.                               3,000           71
-   Valassis Communications, Inc.                       2,600           62
    Valhi, Inc.                                         6,900           56
-   Valence Technology                                  1,000            9
    Valero Energy Corp.                                 2,600           94
    Valley National Bancorp                             2,325           63
-   ValuJet Inc.                                        3,000           21
    Valspar Corp.                                       2,200           65
-   Value City Department Stores, Inc.                  5,200           42
-   Value Health, Inc.                                  2,471           50
    Value Line, Inc.                                    2,600          114
-   Vanguard Cellular Systems, Inc.
       Class A                                          4,300           59
-   Vanstar Corp.                                       2,400           34
-   Vantive Corp.                                       1,500           43
    Varian Associates, Inc.                             2,000          109
-   Vasomedical, Inc.                                   8,900           15
    Vastar Resources, Inc.                              6,100          214
-   Vencor, Inc.                                        4,000          169
-   Venture Stores, Inc.                                5,637           13
-   Verilink Corp.                                      1,700           18
-   Verity, Inc.                                        2,900           16
-   Versant Object Technology Corp.                     2,800           17
-   Vertex Industries, Inc.                             6,700            5
-   Vertex Pharmaceuticals, Inc.                        1,400           53
    Vesta Insurance Group, Inc.                           800           35
-   Veterinary Centers of America, Inc.                 1,740           21
-   Viacom Inc. Class A                                 1,040           31
-   Viacom Inc. Class B                                21,522          646
    Viad Corp.                                          7,000          135
-   VIASOFT, Inc.                                       1,000           51
-   Vicor Corp.                                         2,500           56
-   Vicorp Restaurants, Inc.                            2,600           32
-   Video Lottery                                         500            3
-   Viewlogic Systems, Inc.                             2,909           43
-   Viisage Technology, Inc.                            4,500           80
-   Viking Office Products                              4,900           93
-   VideoLan Technologies, Inc.                         2,500            2
    Vintage Petroleum, Inc.                             1,100           34
-   Vishay Intertechnology, Inc.                        3,020           87
-   VISIX Inc.                                          2,729           65
-   Vitalink Pharmacy Services, Inc.                    1,366           26
-   Vitesse Semiconductor Corp.                         3,300          108
-   Vivus, Inc.                                         2,200           53
-   VMARK Software, Inc.                                3,602           28
-   Volt Information Sciences Inc.                        600           30
    Vornado Realty Trust REIT                           1,500          108
    Vulcan Materials Co.                                2,100          165
    WD-40 Co.                                           1,800          109
-   WFS Financial, Inc.                                 1,210           20
-   WHG Resorts & Casino Inc.                             600            7
-   WHX Corp.                                           6,000           46
    Wicor, Inc.                                         1,800           70
-   WMS Industries, Inc.                                2,400           60
    WPL Holdings, Inc.                                  1,500           42
    WPS Resources Corp.                                 2,579           69
-   WSFS Financial Corp.                                2,400           33
-   Waban, Inc.                                         3,900          126
    Wabash National Corp.                               2,550           71
    Wachovia Corp.                                     10,500          612
-   Wackenhut Corp.                                     2,008           48
    Wackenhut Corrections Corp.                         2,400           70
-   Wainwright Bank & Trust Co.                           200            2
    Wal-Mart Stores, Inc.                             147,000        4,970
    Walbro Corp.                                        2,400           48
    Walgreen Co.                                       15,800          847
-   Walker Interactive Systems, Inc.                    4,300           60
-   Wall Data Inc.                                      3,404           90
    Wallace Computer Services, Inc.                     2,900           87
-   Wang Laboratories, Inc.                             2,300           49
    Warnaco Group                                       2,900           92
    Warner-Lambert Co.                                 17,300        2,150
    Washington Federal Inc.                             5,097          131
    Washington Gas Light Corp.                          2,600           65
    Washington Mutual, Inc.                             7,900          472
    Washington National Corp.                           2,100           60
    Washington Post Co. Class B                           700          279
    Washington REIT                                     4,500           80
    Washington Water Power Co.                          2,800           55
    Waste Management Inc.                              29,064          934
-   Waters Corp.                                        1,700           61
    Watkins-Johnson Co.                                 1,600           49
-   Watson Pharmaceuticals, Inc.                        2,300           97
    Wausau Paper Mills Co.                              2,186           42
    Waverly, Inc.                                       3,382           72
-   Weatherford Enterra Inc.                            3,025          116
-   Webco Industries, Inc.                              1,400            9
    Weingarten Realty Investors REIT                    1,500           63
-   Weirton Steel                                      13,700           41
    Weis Markets, Inc.                                  2,400           69
-   Wellcare Management Group, Inc.                     4,000           19
    Wellman, Inc.                                       1,700           30
-   Wellpoint Health Networks Inc.
       Class A                                          4,168          191
    Wells Fargo & Co.                                   5,918        1,595
-   Wellsford Real Properties Inc.                        713            8
    Wendy's International, Inc.                         7,400          192

--------------------------------------------------------------------------
                                                                    MARKET
                                                                    VALUE*
                                                       SHARES        (000)
--------------------------------------------------------------------------
    Werner Enterprises, Inc.                            5,550     $    108
    Wesco Financial Corp.                                 600          195
-   West TeleServices Corp.                             4,000           59
-   Western Atlas, Inc.                                 3,500          256
-   Western Digital Corp.                               5,200          164
    Western Investment Real
       Estate Trust REIT                                7,000           97
    Western National Corp.                              3,700           99
-   Western Pacific Airlines, Inc.                        700            4
    Western Resources, Inc.                             4,000          130
    Westinghouse Air Brake Co.                          2,200           44
    Westinghouse Electric Corp.                        48,123        1,113
-   Westpoint Stevens, Inc.                             1,900           74
    Westvaco Corp.                                      6,250          196
-   WetSeal, Inc. Class A                               2,400           76
    Weyerhaeuser Co.                                   12,600          655
    Wheelabrator Technologies, Inc.                     9,300          144
    Whirlpool Corp.                                     4,400          240
-   White River                                           700           49
    Whitman Corp.                                       5,800          139
    Whitney Holdings                                    2,705          115
-   Whole Foods Market, Inc.                            3,100          102
    Willamette Industries, Inc.                         3,400          238
    Williams Cos., Inc.                                10,007          438
-   Clayton Williams Energy, Inc.                       5,700           66
-   Williams Sonoma, Inc.                               2,692          115
    Wilmington Trust Corp.                              2,100           96
-   Wind River Systems                                  2,400           92
    Windmere-Durable Holdings Inc.                      2,700           44
    Winn-Dixie Stores, Inc.                             8,900          332
-   Winslow Furniture Co.                               6,700           73
-   Winter Sports Inc.                                  3,625           43
-   Wireless One, Inc.                                  2,200            6
-   Wisconsin Central
       Transportation Corp.                             2,700          100
    Wisconsin Energy Corp.                              6,800          169
    Wiser Oil Co.                                         400            7
    Witco Chemical Corp.                                3,000          114
    Wolohan Lumber Co.                                  4,222           51
    Wolverine World Wide, Inc.                          5,250          159
-   Wonderware Corp.                                    1,100           16
-   Woolworth Corp.                                     7,800          187
-   World Acceptance Corp.                                800            5
-   World Color Press, Inc.                             2,000           48
-   WorldCom, Inc.                                     55,235        1,766
    Worthington Foods                                   1,000           24
    Worthington Industries, Inc.                        5,050           93
    Wrigley, (Wm.) Jr. Co.                              7,400          496
    Wyle Electronics                                    2,900          115
-   Wyman-Gordon Corp.                                  2,600           70
    Xerox Corp.                                        20,700        1,633
-   Xiox Corp.                                          1,900           10
-   Xilinx, Inc.                                        4,500          221
    XTRA Corp.                                          1,000           44
-   Xylan Corp.                                         4,100           70
-   Yahoo!, Inc.                                        1,700           60
    York International Corp.                            2,300          106
-   York Research Corp.                                 5,900           45
-   Young Broadcasting Inc.                             1,600           52
-   Zebra Technologies Class A                          2,700           76
-   Zenith Electronics Corp.                            3,400           40
    Zenith National Insurance Corp.                     2,100           57
-   Zilog Inc.                                          3,500           67
    Zions Bancorp                                       6,000          225
    Zurich Reinsurance Centre
       Holdings, Inc.                                   2,200           87
    Zurn Industries, Inc.                               1,900           55
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (COST $371,646)                                                589,165
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
--------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (27.7%)
--------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (15.1%)
U.S. Treasury Bonds
    7.25%, 8/15/22                                        325     $    339
    8.00%, 11/15/21                                       770          871
    8.125%, 8/15/19                                    19,255       21,967
    8.125%, 5/15/21                                       160          183
    8.125%, 8/15/21                                     7,725        8,848
    8.50%, 2/15/20                                      2,705        3,205
    8.75%, 5/15/17                                      5,365        6,456
    8.75%, 5/15/20                                      1,275        1,548
    8.875%, 8/15/17                                     2,425        2,953
    8.875%, 2/15/19                                       750          918
    9.125%, 5/15/18                                     1,935        2,417
    10.00%, 5/15/10                                       590          710
    10.375%, 11/15/09                                   5,515        6,700
    10.375%, 11/15/12                                   1,775        2,254
    13.875%, 5/15/11                                      200          296
    14.00%, 11/15/11                                    2,865        4,317
U.S. Treasury Notes
    3.375%, 1/15/07 (Inflation Indexed
      Note)                                             1,163        1,135
    5.125%, 11/30/98                                    2,800        2,769
    5.50%, 11/15/98                                     5,675        5,641
    5.625%, 11/30/98                                    7,250        7,218
    5.75%, 10/31/00                                       275          271
    6.25%, 7/31/98                                      3,000        3,013
    6.25%, 5/31/00                                        150          150
    6.25%, 4/30/01                                        800          798
    6.25%, 1/31/02                                     14,750       14,669
    6.25%, 2/15/03                                        800          793
    6.375%, 5/15/99                                     9,050        9,096
    6.375%, 3/31/01                                     2,575        2,579
    6.625%, 3/31/02                                       550          555
    6.75%, 6/30/99                                      3,700        3,746
    6.875%, 5/15/06                                     4,550        4,644
    7.00%, 4/15/99                                      2,900        2,947
    7.00%, 7/15/06                                      6,645        6,838
    7.25%, 5/15/04                                      3,070        3,199
    7.50%, 11/15/01                                     2,040        2,126
    7.75%, 11/30/99                                     4,900        5,071
    7.75%, 2/15/01                                        275          288
    7.875%, 8/15/01                                       500          527
    8.00%, 8/15/99                                      2,585        2,680
    8.75%, 8/15/00                                      8,625        9,224
    9.125%, 5/15/99                                       550          579
                                                                  --------
                                                                   154,538
                                                                  --------
AGENCY BONDS AND NOTES (0.6%)
Federal Home Loan Mortgage Corp.
    6.785%, 3/1/06                                        675          656
    7.09%, 6/1/05                                         400          397

--------------------------------------------------------------------------
                                                         FACE       MARKET
                                                       AMOUNT       VALUE*
BALANCED INDEX FUND                                     (000)        (000)
--------------------------------------------------------------------------
Federal National Mortgage Assn.
    4.95%, 9/30/98                                   $  1,250     $  1,234
    5.35%, 8/12/98                                      1,250        1,242
    5.80%, 12/10/03                                     1,200        1,150
    6.25%, 8/12/03                                        850          824
    7.55%, 6/10/04                                        850          857
    MTN 8.625%, 10/18/21                                  100          105
                                                                  --------
                                                                     6,465
                                                                  --------
MORTGAGE OBLIGATIONS (12.0%)
Federal Home Loan Mortgage Corp.
    5.50%, 9/1/98-1/1/09                                  371          364
    6.00%, 12/1/98-4/1/26                               3,515        3,409
    6.50%, 1/1/98-6/1/27                                8,985        8,763
    7.00%, 1/1/98-4/1/27                               11,457       11,344
    7.50%, 9/1/97-4/1/27                                9,913       10,002
    8.00%, 7/1/97-7/1/27                                5,710        5,861
    8.50%, 11/1/06-1/1/27                               1,891        1,970
    9.00%, 4/1/05-10/1/26                               1,031        1,091
    9.50%, 8/1/03-4/1/25                                  948        1,018
    10.00%, 3/1/17-4/1/25                                 318          346
Federal National Mortgage Assn.
    5.50%, 1/1/01-11/1/08                                 143          138
    6.00%, 8/1/00-2/1/26                                2,837        2,735
    6.50%, 3/1/00-3/1/27                                8,782        8,523
    7.00%, 5/1/00-5/1/27                               12,532       12,379
    7.50%, 4/1/99-5/1/27                                9,270        9,336
    8.00%, 5/1/99-12/1/26                               5,837        5,988
    8.50%, 10/1/04-10/1/26                              2,643        2,748
    9.00%, 9/1/04-8/1/26                                1,605        1,693
    9.50%, 4/1/05-2/1/25                                  653          704
    10.00%, 7/1/05-8/1/21                                 162          177
    10.50%, 8/1/20                                         40           44
Government National Mortgage Assn.
    6.00%, 3/15/09-5/15/26                                737          700
    6.50%, 9/15/08-5/15/26                              3,199        3,089
    7.00%, 5/15/08-3/15/27                              7,164        7,073
    7.50%, 5/15/08-6/15/27                              8,040        8,095
    8.00%, 4/15/02-3/15/27                              7,582        7,787
    8.50%, 7/15/01-1/15/27                              2,703        2,824
    9.00%, 2/15/04-6/15/27                              2,641        2,810
    9.50%, 9/15/18-12/15/25                             1,065        1,153
    10.00%, 10/15/17-2/15/26                              566          622
    10.50%, 9/15/15-9/15/19                               107          119
    11.00%, 7/15/13-12/15/15                               71           79
    12.00%, 2/15/14                                        63           72
                                                                  --------
                                                                   123,056
                                                                  --------
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
    (COST $282,829)                                                284,059
--------------------------------------------------------------------------
CORPORATE BONDS (10.2%)
--------------------------------------------------------------------------
ASSET-BACKED (1.6%)
Chase Manhattan Credit Card
    Master Trust
    7.40%, 5/15/00                                        138          138
Discover Card Master Trust
    5.40%, 11/16/01                                     3,000        2,975
First Chicago Master Trust
    6.25%, 8/15/99                                        567          567
First Deposit Master Trust
    5.75%, 6/15/01                                      2,500        2,502
    6.05%, 8/15/02                                      2,500        2,504
MBNA Master Credit Card Trust
    6.20%, 8/15/99                                        567          567
Sears Credit Card Master Trust
    7.25%, 7/16/01                                        333          335
    8.10%, 6/15/04                                      2,500        2,610
Standard Credit Card Master Trust
    5.90%, 2/7/01                                       1,000          995
    6.80%, 4/7/01                                         500          504
    7.875%, 1/7/00                                      2,500        2,557
                                                                  --------
                                                                    16,254
                                                                  --------
FINANCE (3.3%)
American Express Credit Corp.
    8.50%, 6/15/99                                        175          182
American General Finance Corp.
    5.875%, 7/1/00                                        450          441
    8.00%, 2/15/00                                      1,000        1,033
Associates Corp.
    6.25%, 3/15/99                                        500          500
    7.50%, 4/15/02                                        350          360
AVCO Financial Services
    5.50%, 5/1/98                                         500          499
BankAmerica Corp.
    7.50%, 10/15/02                                       200          206
    10.00%, 2/1/03                                        200          228
Bear Stearns Co.
    6.625%, 1/15/04                                       300          293
Camden Property Trust
    7.00%, 11/15/06                                       750          727
Chrysler Finance Corp.
    5.375%, 10/15/98                                      500          496
    5.625%, 1/15/99                                     1,425        1,413
CIT Group Holdings
    6.625%, 6/15/05                                       350          341
CoreStates Capital Corp.
    6.625%, 3/15/05                                       700          680
Countrywide Funding
    MTN 7.31%, 8/28/00                                    400          407
First Chicago Corp.
    11.25%, 2/20/01                                       400          457
First Union Corp.
    8.125%, 6/24/02                                       500          526
Fleet Financial Group, Inc.
    6.875%, 3/1/03                                        400          398
    7.125%, 4/15/06                                       500          497
Ford Motor Credit Corp.
    8.20%, 2/15/02                                        600          631
General Motors Acceptance Corp.
    7.125%, 6/1/99                                        500          507
    9.625%, 12/15/01                                      600          663
Great Western Finance
    6.125%, 6/15/98                                     1,400        1,401
    6.375%, 7/1/00                                      1,000          992
Household Finance Corp.
    7.65%, 5/15/07                                        350          361
Lehman Brothers Holdings
    6.90%, 1/29/01                                      2,200        2,203
Mellon Financial Corp.
    6.50%, 12/1/97                                        200          201
    7.625%, 11/15/99                                      350          359

--------------------------------------------------------------------------
                                                          FACE       MARKET
                                                        AMOUNT       VALUE*
                                                         (000)        (000)
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
    6.50%, 4/1/01                                    $  2,000     $  1,987
    8.30%, 11/1/02                                        125          133
    9.00%, 5/1/98                                         250          256
NCNB Corp.
    9.50%, 6/1/04                                         275          311
NationsBank Corp.
    6.50%, 3/15/06                                        300          288
    7.00%, 9/15/01                                      1,500        1,513
NationsBank Texas
    6.75%, 8/15/00                                      1,200        1,206
Orion Capital Corp.
    7.25%, 7/15/05                                      1,000          992
PaineWebber Group, Inc.
    7.00%, 3/1/00                                         750          755
Republic New York Corp.
    7.75%, 5/15/02                                        500          519
    7.75%, 5/15/09                                        300          314
Salomon, Inc.
    6.70%, 12/1/98                                      1,500        1,508
Sears Roebuck Acceptance Corp.
    6.125%, 1/15/06                                       350          329
    6.75%, 9/15/05                                        400          392
Security Capital Pacific Trust
    8.05%, 4/1/17                                         350          360
Smith Barney Holdings, Inc.
    5.875%, 2/1/01                                        700          681
    6.875%, 6/15/05                                       200          196
    7.98%, 3/1/00                                       1,300        1,343
SunTrust Banks, Inc.
    7.375%, 7/1/06                                        600          610
Travelers/Aetna Property Casualty Corp.
    7.75%, 4/15/26                                        450          455
United Dominion Realty Trust, Inc.
    7.25%, 1/15/07                                        700          700
USF&G Corp.
    8.375%, 6/15/01                                     1,000        1,049
U S WEST Financial
    MTN 8.85%, 9/20/99                                    500          524
Wells Fargo & Co.
    6.875%, 4/1/06                                        600          590
                                                                  --------
                                                                    34,013
                                                                  --------
INDUSTRIAL (4.2%)
Anheuser-Busch Cos., Inc.
    7.10%, 6/15/07                                      1,100        1,103
    7.375%, 7/1/23                                        125          121
    8.625%, 12/1/16                                        86           90
Applied Materials, Inc.
    8.00%, 9/1/04                                         125          131
Archer-Daniels-Midland Co.
    8.875%, 4/15/11                                       295          342
Auburn Hills
    12.00%, 5/1/20                                        175          261
Black & Decker Corp.
    6.625%, 11/15/00                                    1,000          995
    7.50%, 4/1/03                                       1,000        1,019
Bowater, Inc.
    9.375%, 12/15/21                                      500          591
Burlington Northern Santa Fe Corp.
    6.375%, 12/15/05                                      150          143
    6.875%, 2/15/16                                       500          469
    7.00%, 12/15/25                                       100           93
CSX Corp.
    8.625%, 5/15/22                                       100          110
Chrysler Corp.
    7.45%, 2/1/2097                                       300          292
Conrail Corp.
    9.75%, 6/15/20                                        120          147
Cyprus Minerals
    6.625%, 10/15/05                                      600          576
Deere & Co.
    8.50%, 1/9/22                                         100          111
Delta Airlines, Inc.
    (Equipment Trust Certificates)
    8.54%, 1/2/07                                         398          422
Eastman Chemical Co.
    6.375%, 1/15/04                                       300          291
    7.25%, 1/15/24                                        450          431
Ford Capital BV
    9.00%, 8/15/98                                        600          619
    9.50%, 6/1/10                                         100          119
Fortune Brands
    7.875%, 1/15/23                                       100          103
Gannett Co.
    5.85%, 5/1/00                                       1,000          982
General Motors Corp.
    9.625%, 12/1/00                                     2,950        3,215
W.R. Grace & Co.
    7.40%, 2/1/00                                       1,350        1,376
    8.00%, 8/15/04                                        550          576
International Business Machines Corp.
    7.125%, 12/1/2096                                     425          402
International Paper Co.
    7.875%, 8/1/06                                        100          105
Kroger Co.
    8.15%, 7/15/06                                        500          530
Lockheed Martin Corp.
    6.85%, 5/15/01                                      1,500        1,501
    7.70%, 6/15/08                                      1,300        1,354
May Department Stores Co.
    9.75%, 5/16/04                                        120          145
McDonald's Corp.
    6.75%, 2/15/03                                        300          298
MedPartners Inc.
    7.375%, 10/1/06                                       300          301
Mobil Corp.
    7.625%, 2/23/33                                       175          171
    ESOP 9.17%, 2/29/00                                   629          654
News America Holdings
    7.50%, 3/1/00                                       1,000        1,019
    8.50%, 2/15/05                                        700          746
    9.125%, 10/15/99                                    3,500        3,682
Noranda, Inc.
    7.50%, 7/15/03                                        500          511
Norfolk Southern Corp.
    6.875%, 5/1/01                                      2,250        2,263
    7.70%, 5/15/17                                        100          102
    7.90%, 5/15/2097                                      100          103
Northrop Grumman Corp.
    7.00%, 3/1/06                                         500          492
    9.375%, 10/15/24                                      650          719
Occidental Petroleum Corp.
    8.50%, 11/9/01                                      1,200        1,264
    8.50%, 9/15/04                                        500          515

--------------------------------------------------------------------------
                                                         FACE       MARKET
                                                       AMOUNT       VALUE*
TOTAL STOCK MARKET PORTFOLIO                            (000)        (000)
--------------------------------------------------------------------------
J.C. Penney & Co., Inc.
    6.875%, 6/15/99                                  $    750     $    757
    7.125%, 11/15/23                                      100           94
    9.05%, 3/1/01                                         300          323
Philip Morris Cos., Inc.
    8.25%, 10/15/03                                       200          211
Phillips Petroleum Co.
    9.00%, 6/1/01                                       1,000        1,073
Praxair, Inc.
    6.25%, 6/30/00                                      1,250        1,235
    6.75%, 3/1/03                                       1,000          992
    6.90%, 11/1/06                                        350          347
Quaker State Corp.
    6.625%, 10/15/05                                      600          579
Seagate Technology, Inc.
    7.45%, 3/1/37                                         675          676
Sears, Roebuck & Co.
    6.50%, 6/15/00                                      1,400        1,396
Tenneco, Inc.
    10.075%, 2/1/01                                       850          938
Texaco Capital Corp.
    7.50%, 3/1/43                                         150          147
    8.875%, 9/1/21                                        100          116
Texas Instruments Inc.
    6.125%, 2/1/06                                        600          566
Union Carbide Corp.
    6.75%, 4/1/03                                         500          495
    7.75%, 10/1/2096                                      100          100
    7.875%, 4/1/23                                        200          204
Union Oil of California
    6.375%, 2/1/04                                        150          145
    9.125%, 2/15/06                                       160          181
Union Pacific Corp.
    8.625%, 5/15/22                                       225          241
Whirlpool Corp.
    9.00%, 3/1/03                                         200          219
                                                                  --------
                                                                    42,640
                                                                  --------
UTILITIES (1.1%)
Alabama Power Co.
    8.75%, 12/1/21                                        168          174
Arizona Public Service Co.
    7.25%, 8/1/23                                         400          377
AT&T Corp.
    8.35%, 1/15/25                                        210          219
Baltimore Gas & Electric Co.
    8.375%, 8/15/01                                       800          847
Carolina Power & Light Co.
    6.875%, 8/15/23                                       275          252
Coastal Corp.
    7.75%, 10/15/35                                       750          750
Consolidated Edison Co.
    of New York, Inc.
    6.625%, 2/1/02                                      1,000          994
Enron Corp.
    7.125%, 5/15/07                                       300          299
    9.65%, 5/15/01                                        400          437
GTE Corp.
    7.83%, 5/1/23                                         500          496
Houston Lighting & Power Co.
    8.75%, 3/1/22                                         150          159
Illinois Power Co.
    7.50%, 7/15/25                                        500          474
MCI Communications Corp.
    7.50%, 8/20/04                                        450          466
    7.75%, 3/23/25                                        350          350
Michigan Bell Telephone Co.
    7.50%, 2/15/23                                        175          172
New England Telephone
      & Telegraph Co.
    9.00%, 8/1/31                                       1,000        1,082
New York Telephone Co.
    7.00%, 8/15/25                                        200          185
Northern Telecom Ltd.
    6.875%, 9/1/23                                        500          463
Pacific Bell Telephone Co.
    7.25%, 7/1/02                                         275          281
Southern Bell Telephone Co.
    7.625%, 3/15/13                                       550          540
Southwestern Bell Telephone Co.
    7.25%, 7/15/25                                        400          383
    7.625%, 10/1/13                                       175          172
    7.625%, 3/1/23                                        725          717
Texas Utilities Co.
    7.875%, 3/1/23                                        225          223
    8.125%, 2/1/02                                        400          421
Union Electric Power Co.
    7.65%, 7/15/03                                        250          260
Virginia Electric & Power Co.
    6.625%, 4/1/03                                        250          248
                                                                  --------
                                                                    11,441
--------------------------------------------------------------------------
TOTAL CORPORATE BONDS
   (COST $104,461)                                                 104,348
--------------------------------------------------------------------------
FOREIGN & INTERNATIONAL AGENCY BONDS
   (U.S. DOLLAR-DENOMINATED)(1.5%)
--------------------------------------------------------------------------
Asian Development Bank
    9.125%, 6/1/00                                        500          535
Bank of Nova Scotia
    6.875%, 5/1/03                                        250          249
Province of British Columbia
    7.00%, 1/15/03                                        230          233
British Columbia Hydro
    12.50%, 9/1/13                                        500          554
Finland Global Bond
    7.875%, 7/28/04                                       850          905
Grand Metropolitan Investment Corp.
    9.00%, 8/15/11                                        250          290
Hanson Overseas
    7.375%, 1/15/03                                       600          611
Inter-American Development Bank
    8.50%, 3/15/11                                        175          199
KFW International Finance, Inc.
    7.20%, 3/15/14                                        300          301
    7.625%, 2/15/04                                       400          418
    8.85%, 6/15/99                                        550          576
Korean Development Bank
    6.625%, 11/21/03                                      850          827
    7.25%, 5/15/06                                        750          745
Province of Manitoba
    7.75%, 2/1/02                                         825          859
    8.75%, 5/15/01                                        300          321
    9.50%, 10/1/00                                        160          173
    9.625%, 12/1/18                                       400          497

--------------------------------------------------------------------------
                                                         FACE       MARKET
                                                       AMOUNT       VALUE*
                                                        (000)        (000)
--------------------------------------------------------------------------
National Westminster Bancorp Inc.
    9.375%, 11/15/03                                 $    500   $      562
Province of New Brunswick
    8.75%, 5/1/22                                         400          463
New Zealand Government
    8.75%, 12/15/06                                       200          227
Province of Newfoundland
    7.32%, 10/13/23                                       600          581
Noranda, Inc.
    8.625%, 7/15/02                                       550          588
Province of Ontario
    7.375%, 1/27/03                                       175          180
    7.75%, 6/4/02                                         275          288
Republic of Portugal
    5.75%, 10/8/03                                      1,000          954
Province of Saskatchewan
    8.00%, 7/15/04                                      1,600        1,697
Kingdom of Thailand
    8.25%, 3/15/02                                      1,200        1,259
--------------------------------------------------------------------------
TOTAL FOREIGN & INTERNATIONAL AGENCY BONDS
    (COST $15,188)                                                  15,092
--------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.8%)
--------------------------------------------------------------------------
U.S. TREASURY BILLS
(2) 5.08%, 7/1/97                                         400          400
(2) 5.21%, 7/24/97                                      1,000          997
REPURCHASE AGREEMENT
Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
    5.93%, 7/1/97                                      26,779       26,779
--------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (COST $28,175)                                                  28,176
--------------------------------------------------------------------------
TOTAL INVESTMENTS (99.7%)
    (COST $802,299)                                              1,020,840
--------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
--------------------------------------------------------------------------
Other Assets--Notes B and E                                         19,918
Liabilities--Note E                                                (16,573)
                                                                  --------
                                                                     3,345
--------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------
Applicable to 67,169,353 outstanding
    $.001 par value shares
    (authorized 1,000,000,000 shares)                           $1,024,185
==========================================================================

NET ASSET VALUE PER SHARE                                           $15.25
==========================================================================

*   See Note A in Notes to Financial Statements.
-   Non-Income Producing Security.
(1) The combined market value of common stocks and S&P 500 Index futures contracts, S&P Midcap 400 Index futures contracts, and Russell 2000 Index futures contracts represents 60.0% of net assets.
(2) Securities with an aggregate value of $1,397,000 have been segregated as initial margin for open futures contracts.
ADR--American Depository Receipt.
ARS--American Registered Share.
MTN--Medium-Term Note.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------
                                                       AMOUNT          PER
                                                        (000)        SHARE
--------------------------------------------------------------------------
Paid in Capital                                      $794,366       $11.83
Undistributed Net
    Investment Income                                   5,327          .08
Accumulated Net
    Realized Gains                                      5,969          .09
Unrealized Appreciation
    (Depreciation)--Note D
    Investment Securities                             218,541         3.25
    Futures Contracts                                     (18)          --
--------------------------------------------------------------------------
    NET ASSETS                                     $1,024,185       $15.25
==========================================================================

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by the Fund during the reporting period, and details the operating expenses charged to the Fund. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If the Fund invested in futures contracts during the period, the results of these investments are shown separately.

------------------------------------------------------------------------------------
                                                                 BALANCED INDEX FUND
                                                      SIX MONTHS ENDED JUNE 30, 1997
                                                                               (000)
------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Dividends                                                               $   4,408
   Interest                                                                   13,019
                                                                           ----------
      Total Income                                                            17,427
                                                                           ----------
EXPENSES
   The Vanguard Group--Note B
      Investment Advisory Services                                                38
      Management and Administrative                                              603
      Marketing and Distribution                                                 125
      Taxes (other than income taxes)                                             33
   Custodian Fees                                                                 54
   Auditing Fees                                                                   4
   Shareholders' Reports                                                          47
   Annual Meeting and Proxy Costs                                                  1
   Directors' Fees and Expenses                                                    1
                                                                           ----------
      Total Expenses                                                             906
-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         16,521
-------------------------------------------------------------------------------------
REALIZED NET GAIN
   Investment Securities Sold                                                     88
   Futures Contracts                                                           4,307
-------------------------------------------------------------------------------------
REALIZED NET GAIN                                                              4,395
-------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   Investment Securities                                                      82,114
   Futures Contracts                                                            (311)
-------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                              81,803
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $102,719
=====================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the Fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information that is detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the Fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the Fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

--------------------------------------------------------------------------------------
                                                                 BALANCED INDEX FUND
                                                          ----------------------------
                                                             SIX MONTHS          YEAR
                                                                  ENDED         ENDED
                                                          JUN. 30, 1997 DEC. 31, 1996
                                                                  (000)         (000)
--------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                    $   16,521       $ 24,683
   Realized Net Gain                                             4,395         18,388
   Change in Unrealized Appreciation (Depreciation)             81,803         46,006
                                                          ----------------------------
      Net Increase in Net Assets Resulting from Operations     102,719         89,077
                                                          ----------------------------
DISTRIBUTIONS
   Net Investment Income                                       (12,905)       (26,003)
   Realized Capital Gain                                        (4,696)        (6,552)
                                                          ----------------------------
      Total Distributions                                      (17,601)       (32,555)
                                                          ----------------------------
NET EQUALIZATION CREDITS--Note A                                   622          1,844
                                                          ----------------------------
CAPITAL SHARE TRANSACTIONS(1)
   Issued                                                      173,085        335,694
   Issued in Lieu of Cash Distributions                         16,446         30,251
   Redeemed                                                    (77,329)      (188,183)
                                                          ----------------------------
      Net Increase from Capital Share Transactions             112,202        177,762
--------------------------------------------------------------------------------------
   Total Increase                                              197,942        236,128
--------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                         826,243        590,115
                                                          ----------------------------
   End of Period                                            $1,024,185       $826,243
======================================================================================
(1)Shares Issued (Redeemed)
   Issued                                                       12,085         25,404
   Issued in Lieu of Cash Distributions                          1,135          2,219
   Redeemed                                                     (5,417)       (14,458)
                                                          ----------------------------
      Net Increase in Shares Outstanding                         7,803         13,165
======================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes the Fund's investment results and distributions to shareholders on a per-share basis. It also presents the Fund's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the Fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the Fund's total return; how much it costs to operate the Fund; and the extent to which the Fund tends to distribute capital gains.

    The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the Fund for one year. Finally, the table lists the Fund's Average Commission Rate Paid, a disclosure required by the SEC beginning in 1996. This rate is calculated by dividing total commissions paid on portfolio securities by the total number of shares purchased and sold on which commissions were charged.

---------------------------------------------------------------------------------------------------------------------
                                                                       BALANCED INDEX FUND
                                                                   YEAR ENDED DECEMBER 31,               SEP. 28* TO
FOR A SHARE OUTSTANDING                     SIX MONTHS ENDED     ----------------------------------------------------
THROUGHOUT EACH PERIOD                         JUNE 30, 1997       1996      1995     1994       1993  DEC. 31, 1992
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $13.92     $12.77    $10.34   $10.91     $10.31         $10.00
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                .260        .50       .45      .41        .39            .08
   Net Realized and Unrealized Gain (Loss)
      on Investments                                   1.345       1.26      2.48     (.58)       .63            .31
                                             ------------------------------------------------------------------------
      Total from Investment Operations                 1.605       1.76      2.93     (.17)      1.02            .39
                                             ------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                (.200)      (.49)     (.45)    (.40)      (.39)          (.08)
   Distributions from Realized Capital Gains           (.075)      (.12)     (.05)      --       (.03)            --
                                             ------------------------------------------------------------------------
      Total Distributions                              (.275)      (.61)     (.50)    (.40)      (.42)          (.08)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $15.25     $13.92    $12.77   $10.34     $10.91         $10.31
=====================================================================================================================

TOTAL RETURN**                                        11.64%     13.95%    28.64%   -1.56%     10.00%          3.69%
=====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)               $1,024       $826      $590     $403       $367           $109
   Ratio of Total Expenses to
      Average Net Assets                              0.20%+      0.20%     0.20%    0.20%      0.20%         0.22%+
   Ratio of Net Investment Income to
      Average Net Assets                              3.62%+      3.69%     3.85%    3.86%      3.53%         3.76%+
   Portfolio Turnover Rate                              15%+      37%++       16%      16%        25%            17%
   Average Commission Rate Paid                       $.0208     $.0226       N/A      N/A        N/A            N/A
---------------------------------------------------------------------------------------------------------------------

 *Commencement of operations.
**Total return figures do not reflect the annual account maintenance fee of $10. Subscription period for the Fund was from September 28, 1992, to November 8, 1992, during which time all assets were held in money market instruments. Performance measurement begins on November 9, 1992.
 +Annualized.
++Fund turnover rate excluding in-kind redemptions was 30%.

NOTES TO FINANCIAL STATEMENTS

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund. Certain of the Fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.


A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The Fund consistently follows such policies in preparing its financial statements.

    1. SECURITY VALUATION: Securities listed on an exchange are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; securities not traded on the valuation date and securities not listed on an exchange are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

    2. FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

    3. EQUALIZATION: The Fund follows the accounting practice known as "equalization," under which a portion of the price of capital shares issued and redeemed, equivalent to undistributed net investment income per share on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed income per share is unaffected by capital share transactions.

    4. REPURCHASE AGREEMENTS: The Fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    5. FUTURES: The Fund uses S&P 500 Index futures contracts, S&P Midcap 400 Index futures contracts, and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The Fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between the changes in market values of stocks held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

    Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

    6. DISTRIBUTIONS. Distributions to shareholders are recorded on the ex-dividend date.

    7. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Fund under methods approved by the board of directors. At June 30, 1997, the Fund had contributed capital of $75,000 to Vanguard (included in Other Assets), representing 0.4% of Vanguard's capitalization. The Fund's directors and officers are also directors and officers of Vanguard.


C. During the six months ended June 30, 1997, the Fund purchased $62,054,000 of investment securities and sold $20,380,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $127,783,000 and $47,831,000, respectively.


D. At June 30, 1997, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $218,541,000, consisting of unrealized gains of $237,824,000 on securities that had risen in value since their purchase and $19,283,000 in unrealized losses on securities that had fallen in value since their purchase.

    At June 30, 1997, the aggregate settlement value of open futures contracts expiring in September 1997, and the related unrealized appreciation (depreciation) were:

         ---------------------------------------------------------------------
                                                            (000)
                                               -------------------------------
                                                  AGGREGATE       UNREALIZED
                                  NUMBER OF       SETTLEMENT     APPRECIATION
         FUTURES CONTRACTS      LONG CONTRACTS      VALUE       (DEPRECIATION)
         ---------------------------------------------------------------------
         S&P 500 Index                40           17,805           (54)
         S&P Midcap 400 Index         39            5,647            27
         Russell 2000 Index            9            1,795             9
         ---------------------------------------------------------------------


E. The market value of securities on loan to broker/dealers at June 30, 1997, was $6,494,000, for which the Fund held cash collateral of $6,816,000.

DIRECTORS AND OFFICERS

JOHN C. BOGLE, Chairman of the Board and Director of The Vanguard Group, Inc.
         and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN, President, Chief Executive Officer, and Director of The
         Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN, Chairman Emeritus and Director of Rhone-Poulenc Rorer,
         Inc.; Managing Director of Global Health Care Partners/DLJ Merchant Banking Partners; Director of Sun Company, Inc. and Westinghouse Electric Corp.

BARBARA BARNES HAUPTFUHRER, Director of The Great Atlantic and Pacific Tea Co.,
         Ikon Business Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., and Massachusetts Mutual Life Insurance Co.; Trustee Emerita of Wellesley College.

BRUCE K. MACLAURY, President Emeritus of The Brookings Institution; Director of
         American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL, Chemical Bank Chairman's Professor of Economics, Princeton
         University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and Chief Executive Officer of
         NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature
         Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco Brands, Inc.; retired Vice
         Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co.; Trustee of Vanderbilt University.

OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice President and Secretary of The
         Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

OTHER VANGUARD OFFICERS

ROBERT A. DISTEFANO, Senior Vice President,
         Information Technology.

JAMES H. GATELY, Senior Vice President,
         Individual Investor Group.

IAN A. MACKINNON, Senior Vice President,
         Fixed Income Group.

F. WILLIAM MCNABB III, Senior Vice President,
         Institutional Investor Group.

RALPH K. PACKARD, Senior Vice President and
         Chief Financial Officer.

[THE VANGUARD GROUP LOGO]

Please send your comments to us at:
Post Office Box 2600, Valley Forge, Pennsylvania 19482

Fund Information: 1-800-662-7447

Individual Account Services: 1-800-662-2739

Institutional Investor Services: 1-800-523-1036

http://www.vanguard.com online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Prospectuses can be obtained directly from The Vanguard Group.

(C) 1997 Vanguard Marketing Corporation, Distributor

[PHOTO]

THE VANGUARD FAMILY OF FUNDS

EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
  Vanguard/Windsor Fund
  Vanguard/Windsor II
  Vanguard Equity Income Fund
  Vanguard Growth and Income Portfolio
  Vanguard Selected Value Portfolio
  Vanguard/Trustees' Equity-U.S. Portfolio
  Vanguard Convertible Securities Fund

BALANCED FUNDS
  Vanguard/Wellington Fund
  Vanguard/Wellesley Income Fund
  Vanguard STAR Portfolio
  Vanguard Asset Allocation Fund
  Vanguard LifeStrategy Portfolios

GROWTH FUNDS
  Vanguard/Morgan Growth Fund
  Vanguard/PRIMECAP Fund
  Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
  Vanguard Explorer Fund
  Vanguard Specialized Portfolios
  Vanguard Horizon Fund

INTERNATIONAL FUNDS
  Vanguard International Growth Portfolio
  Vanguard International Value Portfolio

INDEX FUNDS
  Vanguard Index Trust
  Vanguard Tax-Managed Fund
  Vanguard Balanced Index Fund
  Vanguard Bond Index Fund
  Vanguard International Equity Index Fund
  Vanguard Total International Portfolio

FIXED-INCOME FUNDS

MONEY MARKET FUNDS
  Vanguard Money Market Reserves
  Vanguard Treasury Money Market Portfolio
  Vanguard Admiral Funds

INCOME FUNDS
  Vanguard Fixed Income Securities Fund
  Vanguard Admiral Funds
  Vanguard Preferred Stock Fund

TAX-EXEMPT MONEY MARKET FUNDS
  Vanguard Municipal Bond Fund
  Vanguard State Tax-Free Funds
    (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
  Vanguard Municipal Bond Fund
  Vanguard State Tax-Free Funds
    (CA, FL, NJ, NY, OH, PA)

Q022-6/97